United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-04087
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Exeter Fund, Inc.
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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York 14450
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(Address of principal executive offices) (zip code)

B. Reuben Auspitz, 290 Woodcliff Drive, Fairport, New York 14450
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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880
                                                                                           --------------------------

Date of fiscal year end: October 31, 2006
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Date of reporting period: January 31, 2006
                                          ---------------------------------------------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2006 (unaudited)

	Shares/
Equity Series	Principal Amount	Value

COMMON STOCKS - 93.2%

Consumer Discretionary - 20.7%
Diversified Consumer Services - 1.8%
Career Education Corp.*	1,750	$56,857

Hotels, Restaurants & Leisure - 4.6%
Carnival Corp.	1,800	93,168
International Game Technology	1,400	50,092
		143,260

Leisure Equipment & Products - 1.7%
Marvel Entertainment, Inc.*	3,050	50,783

Media - 9.3%
Cablevision Systems Corp. - Class A*	2,000	49,200
Comcast Corp. - Class A*	1,600	44,512
The E.W. Scripps Co. - Class A	1,000	48,340
Gannett Co., Inc.	725	44,805
Time Warner, Inc.	5,900	103,427
		290,284

Specialty Retail - 3.3%
Office Depot, Inc.*	1,425	47,239
The Sherwin-Williams Co.	1,050	55,545
		102,784
Total Consumer Discretionary		643,968

Consumer Staples - 7.1%
Beverages - 2.0%
The Coca-Cola Co.	1,500	62,070

Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.	1,250	57,637

Food Products - 1.3%
The Hain Celestial Group, Inc.*	1,675	39,044

Personal Products - 2.0%
The Estee Lauder Companies, Inc. - Class A	1,725	62,911
Total Consumer Staples		221,662

Energy - 12.0%
Energy Equipment & Services - 10.0%
Baker Hughes, Inc.	775	60,016
Cooper Cameron Corp.*	1,200	58,068
National-Oilwell Varco, Inc.*	858	65,268
Schlumberger Ltd.	600	76,470
Weatherford International Ltd.*	1,175	52,616
		312,438

Oil, Gas & Consumable Fuels - 2.0%
Amerada Hess Corp.	400	61,920
Total Energy		374,358

Financials - 11.3%
Capital Markets - 4.5%
The Bank of New York Co., Inc.	2,450	77,934
SEI Investments Co.	1,500	61,875
		139,809

Commercial Banks - 6.8%
PNC Financial Services Group, Inc.	850	55,131
U.S. Bancorp	1,700	50,847
Wachovia Corp.	1,900	104,177
		210,155
Total Financials		349,964

Health Care - 8.7%
Biotechnology - 1.5%
Affymetrix, Inc.*	1,250	47,725

Health Care Equipment & Supplies - 3.6%
Boston Scientific Corp.*	1,350	29,524
DENTSPLY International, Inc.	575	30,878
PerkinElmer, Inc.	2,225	50,597
		110,999

Health Care Providers & Services - 3.6%
Emdeon Corp.*	11,975	111,847
Total Health Care		270,571

Industrials - 9.3%
Air Freight & Logistics - 2.4%
United Parcel Service, Inc. - Class B	1,000	74,910

Airlines - 2.5%
JetBlue Airways Corp.*	1,700	22,168
Southwest Airlines Co.	3,375	55,552
		77,720

Commercial Services & Supplies - 1.3%
The Dun & Bradstreet Corp.*	575	41,561

Industrial Conglomerates - 1.7%
3M Co.	700	50,925

Machinery - 1.4%
AGCO Corp.*	2,450	44,125
Total Industrials		289,241

Information Technology - 14.0%
Communications Equipment - 6.4%
Cisco Systems, Inc.*	6,475	120,241
Juniper Networks, Inc.*	4,300	77,959
		198,200

Computers & Peripherals - 1.5%
International Business Machines (IBM) Corp.	575	46,747

IT Services - 2.4%
First Data Corp.	1,700	76,670

Software - 3.7%
Symantec Corp.*	3,575	65,709
Synopsys, Inc.*	2,250	49,748
		115,457
Total Information Technology		437,074

Materials - 4.6%
Chemicals - 4.6%
Minerals Technologies, Inc.	1,775	99,169
Nalco Holding Co.*	2,325	42,896
Total Materials		142,065

Utilities - 5.5%
Electric Utilities - 3.8%
Allegheny Energy, Inc.*	2,100	73,059
American Electric Power Co., Inc.	1,200	44,784
		117,843

Multi-Utilities - 1.7%
Xcel Energy, Inc.	2,775	53,891
Total Utilities		171,734

TOTAL COMMON STOCKS
(Identified Cost $2,480,534)		2,900,637

SHORT-TERM INVESTMENTS - 10.6%
Dreyfus Treasury Cash Management - Institutional Shares	133,004	133,004
U.S. Treasury Bill, 3/23/2006	$200,000	198,875

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $331,879)		331,879

TOTAL INVESTMENTS - 103.8%
(Identified Cost $2,812,413)		3,232,516

LIABILITIES, LESS OTHER ASSETS - (3.8%)		(119,298)

NET ASSETS - 100%		$3,113,218

*Non-income producing security

Federal Tax Information:

On January 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$2,810,955

Unrealized appreciation	$468,488
Unrealized depreciation	(46,927)

Net unrealized appreciation	$421,561

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2006 (unaudited)

	Shares/
Tax Managed Series	Principal Amount	Value

COMMON STOCKS - 99.0%

Consumer Discretionary - 20.4%
Diversified Consumer Services - 1.3%
Career Education Corp.*	2,775	$90,160

Hotels, Restaurants & Leisure - 4.0%
Carnival Corp.	1,850	95,756
International Game Technology	5,100	182,478
		278,234

Leisure Equipment & Products - 1.5%
Marvel Entertainment, Inc.*	6,050	100,732

Media - 10.5%
Cablevision Systems Corp. - Class A*	4,000	98,400
Comcast Corp. - Class A*	3,575	99,456
The E.W. Scripps Co. - Class A	2,225	107,557
Gannett Co., Inc.	1,000	61,800
Pearson plc (United Kingdom)	9,900	128,201
Time Warner, Inc.	13,350	234,026
		729,440

Specialty Retail - 3.1%
Office Depot, Inc.*	3,050	101,108
The Sherwin-Williams Co.	2,175	115,058
		216,166
Total Consumer Discretionary		1,414,732

Consumer Staples - 10.4%
Food & Staples Retailing - 2.9%
Carrefour S.A. (France)	2,175	102,692
Wal-Mart Stores, Inc.	2,125	97,984
		200,676

Food Products - 5.6%
Nestle S.A. (Switzerland)	475	139,367
Unilever plc - ADR (United Kingdom)	5,850	246,694
		386,061

Personal Products - 1.9%
The Estee Lauder Companies, Inc. - Class A	3,675	134,027
Total Consumer Staples		720,764

Energy - 9.4%
Energy Equipment & Services - 6.2%
Baker Hughes, Inc.	725	56,144
Cooper Cameron Corp.*	1,650	79,843
National-Oilwell Varco, Inc.*	1,179	89,687
Schlumberger Ltd.	1,175	149,754
Weatherford International Ltd.*	1,300	58,214
		433,642

Oil, Gas & Consumable Fuels - 3.2%
Amerada Hess Corp.	1,425	220,590
Total Energy		654,232

Financials - 10.6%
Capital Markets - 4.6%
The Bank of New York Co., Inc.	5,675	180,522
SEI Investments Co.	3,425	141,281
		321,803

Commercial Banks - 6.0%
PNC Financial Services Group, Inc.	1,550	100,533
U.S. Bancorp	4,100	122,631
Wachovia Corp.	3,475	190,534
		413,698
Total Financials		735,501

Health Care - 13.4%
Biotechnology - 1.2%
Affymetrix, Inc.*	2,125	81,132

Health Care Equipment & Supplies - 4.2%
Boston Scientific Corp.*	6,275	137,234
DENTSPLY International, Inc.	1,200	64,440
PerkinElmer, Inc.	4,025	91,529
		293,203

Health Care Providers & Services - 2.8%
Emdeon Corp.*	20,775	194,038

Pharmaceuticals - 5.2%
GlaxoSmithKline plc - ADR (United Kingdom)	3,400	174,216
Novartis AG - ADR (Switzerland)	3,350	184,786
		359,002
Total Health Care		927,375

Industrials - 10.0%
Aerospace & Defense - 1.5%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	2,600	105,690

Air Freight & Logistics - 1.4%
United Parcel Service, Inc. - Class B	1,325	99,256

Airlines - 2.4%
JetBlue Airways Corp.*	3,625	47,270
Southwest Airlines Co.	7,475	123,038
		170,308

Commercial Services & Supplies - 1.5%
The Dun & Bradstreet Corp.*	1,400	101,192

Electrical Equipment - 1.2%
Gamesa Corporacion Tecnologica S.A. (Spain)	4,925	80,183

Industrial Conglomerates - 0.8%
3M Co.	750	54,562

Machinery - 1.2%
AGCO Corp.*	4,550	81,946
Total Industrials		693,137

Information Technology - 12.5%
Communications Equipment - 7.9%
Avaya, Inc.*	13,125	138,469
Cisco Systems, Inc.*	13,850	257,194
Juniper Networks, Inc.*	8,600	155,918
		551,581

IT Services - 1.8%
First Data Corp.	2,700	121,770

Software - 2.8%
Symantec Corp.*	7,850	144,283
Synopsys, Inc.*	2,200	48,642
		192,925
Total Information Technology		866,276

Materials - 5.5%
Chemicals - 4.7%
Engelhard Corp.	900	36,270
Lonza Group AG (Switzerland)	1,475	92,902
Minerals Technologies, Inc.	1,800	100,566
Nalco Holding Co.*	5,275	97,324
		327,062

Paper & Forest Products - 0.8%
Aracruz Celulose S.A. - ADR (Brazil)	1,450	56,898
Total Materials		383,960

Telecommunication Services - 2.5%
Wireless Telecommunication Services - 2.5%
Vodafone Group plc - ADR (United Kingdom)	8,125	171,519

Utilities - 4.3%
Electric Utilities - 3.9%
Allegheny Energy, Inc.*	4,950	172,210
American Electric Power Co., Inc.	2,700	100,764
		272,974

Multi-Utilities - 0.4%
Xcel Energy, Inc.	1,500	29,130
Total Utilities		302,104

TOTAL COMMON STOCKS
(Identified Cost $5,845,947)		6,869,600

SHORT-TERM INVESTMENTS - 3.7%
Dreyfus Treasury Cash Management - Institutional Shares	108,409	108,409
U.S. Treasury Bill, 3/23/2006	$150,000	149,140

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $257,549)		257,549

TOTAL INVESTMENTS - 102.7%
(Identified Cost $6,103,496)		7,127,149

LIABILITIES, LESS OTHER ASSETS - (2.7%)		(188,724)

NET ASSETS - 100%		$6,938,425

*Non-income producing security
ADR - American Depository Receipt

Federal Tax Information:

On January 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$6,111,591

Unrealized appreciation	$1,114,524
Unrealized depreciation	(98,966)

Net unrealized appreciation	$1,015,558

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2006 (unaudited)

	Shares/
Overseas Series	Principal Amount	Value

COMMON STOCKS - 96.5%

Consumer Discretionary - 18.6%
Auto Components - 2.1%
Autoliv, Inc. (Sweden)	4,350	$213,106

Hotels, Restaurants & Leisure - 3.7%
Club Mediterranee S.A.* (France)	7,400	373,214

Household Durables - 3.7%
Sony Corp. - ADR (Japan)	7,575	370,418

Media - 3.4%
GCap Media plc (United Kingdom)	21,025	95,555
News Corp. - Class A (United States)	1,600	25,216
Pearson plc (United Kingdom)	17,700	229,208
		349,979

Specialty Retail - 5.7%
Douglas Holding AG (Germany)	5,475	243,267
Kingfisher plc (United Kingdom)	79,850	337,336
		580,603
Total Consumer Discretionary		1,887,320

Consumer Staples - 18.0%
Food & Staples Retailing - 3.0%
Carrefour S.A. (France)	6,475	305,715

Food Products - 9.4%
Cadbury Schweppes plc (United Kingdom)	22,325	219,207
Groupe Danone (France)	1,000	108,985
Nestle S.A. (Switzerland)	700	205,383
Unilever plc - ADR (United Kingdom)	9,875	416,429
		950,004

Household Products - 2.0%
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)	11,425	207,259

Personal Products - 3.6%
Clarins S.A. (France)	6,150	360,534
Total Consumer Staples		1,823,512

Energy - 11.2%
Energy Equipment & Services - 8.3%
Abbot Group plc (United Kingdom)	65,000	329,521
Compagnie Generale de Geophysique S.A. (CGG)* (France)	3,950	513,517
		843,038

Oil, Gas & Consumable Fuels - 2.9%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	3,400	293,080
Total Energy		1,136,118

Financials - 5.8%
Commercial Banks - 3.6%
Barclays plc (United Kingdom)	19,600	209,534
Royal Bank of Scotland Group plc (United Kingdom)	5,125	158,624
		368,158

Insurance - 2.2%
Allianz AG (Germany)	1,375	221,306
Total Financials		589,464

Health Care - 8.6%
Pharmaceuticals - 8.6%
Novartis AG - ADR (Switzerland)	9,400	518,504
Schering AG (Germany)	5,125	350,197
Total Health Care		868,701

Industrials - 13.1%
Aerospace & Defense - 2.3%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	5,825	236,786

Air Freight & Logistics - 4.3%
Deutsche Post AG (Germany)	4,000	112,751
TNT N.V. (Netherlands)	10,025	329,112
		441,863

Commercial Services & Supplies - 2.1%
Quebecor World, Inc. (Canada)	17,000	208,760

Electrical Equipment - 4.4%
ABB (Asea Brown Boveri) Ltd. - ADR* (Switzerland)	19,725	215,397
Gamesa Corporacion Tecnologica S.A. (Spain)	14,150	230,375
		445,772
Total Industrials		1,333,181

Information Technology - 7.4%
Communications Equipment - 2.0%
Research In Motion Ltd. (RIM)* (Canada)	2,975	200,813

Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	20,175	217,890

Software - 3.3%
Amdocs Ltd.* (Guernsey)	9,725	313,145
Cognos, Inc.* (Canada)	450	17,145
		330,290
Total Information Technology		748,993

Materials - 7.2%
Chemicals - 4.9%
Lonza Group AG (Switzerland)	7,850	494,425

Paper & Forest Products - 2.3%
Sappi Ltd. - ADR (South Africa)	18,375	240,345
Total Materials		734,770

Telecommunication Services - 5.6%
Diversified Telecommunication Services - 2.1%
Singapore Telecommunications Ltd. (Singapore)	135,000	211,432

Wireless Telecommunication Services - 3.5%
Vodafone Group plc - ADR (United Kingdom)	17,000	358,870
Total Telecommunication Services		570,302

Utilities - 1.0%
Electric Utilities - 1.0%
Drax Group plc* (United Kingdom)	9,425	103,273

TOTAL COMMON STOCKS
(Identified Cost $9,346,083)		9,795,634

SHORT-TERM INVESTMENTS - 4.0%
Dreyfus Treasury Cash Management - Institutional Shares	168,551	168,551
U.S. Treasury Bill, 3/23/2006	$235,000	233,678

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $402,202)		402,229

TOTAL INVESTMENTS - 100.5%
(Identified Cost $9,748,285)		10,197,863

LIABILITIES, LESS OTHER ASSETS - (0.5%)		(53,207)

NET ASSETS - 100%		$10,144,656

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 24.2%; France - 16.4%; Switzerland - 14.1%.

Federal Tax Information:

On January 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$9,772,407

Unrealized appreciation	$534,419
Unrealized depreciation	(108,963)

Net unrealized appreciation	$425,456

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2006 (unaudited)

	Shares/
Pro-Blend® Conservative Term Series	Principal Amount	Value

COMMON STOCKS - 26.18%

Consumer Discretionary - 4.50%
Auto Components - 0.04%
Autoliv, Inc. (Sweden)	250	$12,247
Azure Dynamics Corp.* (Canada)	4,750	5,089
Tenneco, Inc.*	250	5,488
		22,824

Automobiles - 0.01%
Bayerische Motoren Werke AG (BMW) (Germany)	75	3,393

Diversified Consumer Services - 0.02%
Corinthian Colleges, Inc.*	625	7,925

Hotels, Restaurants & Leisure - 0.88%
Carnival Corp.	3,725	192,806
Club Mediterranee S.A.* (France)	350	17,652
International Game Technology	6,925	247,776
		458,234

Household Durables - 0.04%
Interface, Inc. - Class A*	1,400	13,160
Sony Corp. - ADR (Japan)	175	8,557
		21,717

Internet & Catalog Retail - 0.04%
Audible, Inc.*	1,675	18,358

Leisure Equipment & Products - 0.34%
Marvel Entertainment, Inc.*	10,300	171,495
Sega Sammy Holdings, Inc. (Japan)	200	7,179
		178,674

Media - 2.70%
Acme Communications, Inc.*	550	2,007
Cablevision Systems Corp. - Class A*	8,550	210,330
Comcast Corp. - Class A*	6,750	187,785
DreamWorks Animation SKG, Inc. - Class A*	200	5,360
The E.W. Scripps Co. - Class A	4,125	199,403
Gannett Co., Inc.	2,900	179,220
GCap Media plc (United Kingdom)	1,900	8,635
Impresa S.A. (SGPS)* (Portugal)	500	3,050
News Corp. - Class A	300	4,728
Pearson plc (United Kingdom)	10,175	131,762
Reed Elsevier plc - ADR (United Kingdom)	175	6,668
Scholastic Corp.*	250	7,513
Time Warner, Inc.	25,300	443,509
VNU N.V. (Netherlands)	300	10,049
Wolters Kluwer N.V. (Netherlands)	350	7,748
		1,407,767

Specialty Retail - 0.42%
Build-A-Bear Workshop, Inc.*	225	7,279
Douglas Holding AG (Germany)	475	21,105
Kingfisher plc (United Kingdom)	3,675	15,526
KOMERI Co. Ltd. (Japan)	100	4,016
Office Depot, Inc.*	4,850	160,777
Pier 1 Imports, Inc.	525	5,681
RadioShack Corp.	200	4,440
		218,824

Textiles, Apparel & Luxury Goods - 0.01%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	50	4,511
Total Consumer Discretionary		2,342,227

Consumer Staples - 3.33%
Beverages - 0.42%
The Coca-Cola Co.	5,200	215,176
Diageo plc (United Kingdom)	125	1,860
Scottish & Newcastle plc (United Kingdom)	225	2,001
		219,037

Food & Staples Retailing - 0.89%
Carrefour S.A. (France)	5,375	253,779
FamilyMart Co. Ltd. (Japan)	200	6,701
Metro AG (Germany)	100	5,086
Pathmark Stores, Inc.*	700	7,602
Tesco plc (United Kingdom)	350	1,980
Wal-Mart Stores, Inc.	4,100	189,051
		464,199

Food Products - 1.57%
Cadbury Schweppes plc (United Kingdom)	675	6,628
Groupe Danone (France)	100	10,898
The Hain Celestial Group, Inc.*	575	13,403
Nestle S.A. (Switzerland)	1,050	308,074
Suedzucker AG (Germany)	150	3,640
Unilever plc - ADR (United Kingdom)	11,214	472,894
		815,537

Household Products - 0.03%
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)	700	12,699
Reckitt Benckiser plc (United Kingdom)	75	2,463
		15,162

Personal Products - 0.42%
Clarins S.A. (France)	367	21,515
The Estee Lauder Companies, Inc. - Class A	5,475	199,673
		221,188
Total Consumer Staples		1,735,123

Energy - 2.67%
Energy Equipment & Services - 1.92%
Abbot Group plc (United Kingdom)	2,800	14,195
Baker Hughes, Inc.	1,500	116,160
Compagnie Generale de Geophysique S.A. (CGG)* (France)	125	16,251
Cooper Cameron Corp.*	2,750	133,072
Helmerich & Payne, Inc.	175	13,713
National-Oilwell Varco, Inc.*	2,791	212,311
Pride International, Inc.*	600	21,186
Schlumberger Ltd.	2,550	324,998
Scomi Group Berhad (Malaysia)	20,000	6,401
Weatherford International Ltd.*	3,150	141,057
		999,344

Oil, Gas & Consumable Fuels - 0.75%
Amerada Hess Corp.	2,175	336,690
BP plc (United Kingdom)	175	2,104
Eni S.p.A. (Italy)	650	19,649
Forest Oil Corp.*	175	9,012
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	175	15,085
Royal Dutch Shell plc - Class B (United Kingdom)	71	2,546
Total S.A. (France)	25	6,901
		391,987
Total Energy		1,391,331

Financials - 3.05%
Capital Markets - 0.94%
The Bank of New York Co., Inc.	6,325	201,198
The Charles Schwab Corp.	300	4,437
Deutsche Bank AG (Germany)	175	18,785
Franklin Resources, Inc.	50	4,925
Janus Capital Group, Inc.	325	6,789
Mellon Financial Corp.[1]	50	1,763
Merrill Lynch & Co., Inc.	100	7,507
Morgan Stanley	25	1,536
Piper Jaffray Companies, Inc.*	50	2,242
SEI Investments Co.	5,700	235,125
T. Rowe Price Group, Inc.	50	3,822
		488,129

Commercial Banks - 1.89%
Banco BPI S.A. (Portugal)	800	4,014
Bank of America Corp.	150	6,634
Barclays plc (United Kingdom)	1,275	13,630
BNP Paribas S.A. (France)	50	4,459
Commerzbank AG (Germany)	500	16,992
Fifth Third Bancorp	50	1,879
The Hachijuni Bank Ltd. (Japan)	1,000	7,827
KeyCorp.	100	3,539
M&T Bank Corp.	25	2,708
Marshall & Ilsley Corp.	100	4,194
National City Corp.	50	1,709
North Fork Bancorporation, Inc.	175	4,501
PNC Financial Services Group, Inc.	3,500	227,010
Royal Bank of Scotland Group plc (United Kingdom)	400	12,380
Societe Generale (France)	25	3,302
The Sumitomo Trust and Banking Co. Ltd. (Japan)	1,000	11,007
TCF Financial Corp.	150	3,749
U.S. Bancorp	6,625	198,154
UniCredito Italiano S.p.A. (Italy)	875	6,246
Wachovia Corp.	8,100	444,123
Wells Fargo & Co.	25	1,559
Zions Bancorporation	75	5,930
		985,546

Consumer Finance - 0.01%
Capital One Financial Corp.	50	4,165

Diversified Financial Services - 0.05%
Citigroup, Inc.	175	8,151
ING Groep N.V. (Netherlands)	225	8,029
JPMorgan Chase & Co.	150	5,963
Moody's Corp.	25	1,583
Principal Financial Group, Inc.	50	2,358
		26,084

Insurance - 0.14%
Allianz AG (Germany)	175	28,166
Ambac Financial Group, Inc.	25	1,920
American International Group, Inc.	150	9,819
Assicurazioni Generali S.p.A. (Italy)	150	5,185
Axa (France)	200	6,780
Marsh & McLennan Companies, Inc.	50	1,519
MBIA, Inc.	50	3,078
Muenchener Rueckver AG (Germany)	75	10,188
Torchmark Corp.	25	1,403
Willis Group Holdings Ltd. (United Kingdom)	100	3,471
		71,529

Real Estate - 0.00%**
Friedman, Billings, Ramsey Group, Inc. - Class A	150	1,737

Thrifts & Mortgage Finance - 0.02%
BankAtlantic Bancorp, Inc. - Class A	450	6,300
Flagstar Bancorp, Inc.	200	3,036
New York Community Bancorp, Inc.	100	1,706
		11,042
Total Financials		1,588,232

Health Care - 3.86%
Biotechnology - 0.21%
Affymetrix, Inc.*	750	28,635
Caliper Life Sciences, Inc.*	2,650	15,529
Charles River Laboratories International, Inc.*	675	31,138
Millennium Pharmaceuticals, Inc.*	2,300	23,782
Solexa, Inc.*	825	7,186
Xenogen Corp.*	1,550	4,487
		110,757

Health Care Equipment & Supplies - 1.22%
Align Technology, Inc.*	1,300	10,634
Biomet, Inc.	600	22,686
Boston Scientific Corp.*	6,000	131,220
DENTSPLY International, Inc.	2,425	130,222
Edwards Lifesciences Corp.*	375	16,103
IntraLase Corp.*	1,450	28,783
Orthovita, Inc.*	2,225	10,213
PerkinElmer, Inc.	9,425	214,325
Thermo Electron Corp.*	425	14,297
Wright Medical Group, Inc.*	1,950	43,524
Zoll Medical Corp.*	500	13,700
		635,707

Health Care Providers & Services - 1.43%
American Healthways, Inc.*	150	6,702
AMERIGROUP Corp.*	1,025	22,878
AmerisourceBergen Corp.	200	8,728
AMICAS, Inc.*	7,000	36,260
AMN Healthcare Services, Inc.*	1,425	28,742
Cardinal Health, Inc.	125	9,005
Cross Country Healthcare, Inc.*	1,075	21,242
Eclipsys Corp.*	250	5,515
Emdeon Corp.*	53,775	502,258
HCA, Inc.	150	7,362
LifePoint Hospitals, Inc.*	525	16,196
McKesson Corp.	175	9,275
Omnicell, Inc.*	2,000	23,160
Patterson Companies, Inc.*	500	17,265
Tenet Healthcare Corp.*	2,100	15,267
Triad Hospitals, Inc.*	375	15,398
		745,253

Pharmaceuticals - 1.00%
AstraZeneca plc (United Kingdom)	25	1,210
Novartis AG - ADR (Switzerland)	7,975	439,901
Sanofi-Aventis (France)	41	3,759
Sanofi-Aventis - ADR (France)	300	13,800
Schering AG (Germany)	425	29,041
Shire plc (United Kingdom)	200	3,211
Valeant Pharmaceuticals International	1,675	30,083
		521,005
Total Health Care		2,012,722

Industrials - 2.38%
Aerospace & Defense - 0.47%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	6,050	245,932

Air Freight & Logistics - 0.43%
Deutsche Post AG (Germany)	225	6,342
TNT N.V. (Netherlands)	575	18,877
United Parcel Service, Inc. - Class B	2,650	198,511
		223,730

Airlines - 0.65%
AirTran Holdings, Inc.*	650	11,011
Deutsche Lufthansa AG (Germany)	450	7,130
JetBlue Airways Corp.*	7,750	101,060
Southwest Airlines Co.	13,350	219,741
		338,942

Commercial Services & Supplies - 0.03%
ChoicePoint, Inc.*	75	3,084
The Dun & Bradstreet Corp.*	100	7,228
Herman Miller, Inc.	100	3,030
Quebecor World, Inc. (Canada)	200	2,456
		15,798

Construction & Engineering - 0.01%
Infrasource Services, Inc.*	175	2,805

Electrical Equipment - 0.35%
ABB (Asea Brown Boveri) Ltd. - ADR* (Switzerland)	15,425	168,441
Gamesa Corporacion Tecnologica S.A. (Spain)	400	6,512
Global Power Equipment Group, Inc.*	600	2,844
Plug Power, Inc.*	850	5,057
		182,854

Industrial Conglomerates - 0.04%
Siemens AG (Germany)	225	20,547

Machinery - 0.40%
AGCO Corp.*	10,725	193,157
Gardner Denver, Inc.*	75	3,967
MAN AG (Germany)	200	11,482
		208,606
Total Industrials		1,239,214

Information Technology - 3.02%
Communications Equipment - 1.59%
Cisco Systems, Inc.*	29,125	540,851
Inter-Tel, Inc.	1,300	28,184
Ixia*	1,450	18,270
Juniper Networks, Inc.*	9,725	176,314
Packeteer, Inc.*	2,750	35,585
Polycom, Inc.*	575	11,143
Research In Motion Ltd. (RIM)* (Canada)	275	18,563
		828,910

Computers & Peripherals - 0.03%
EMC Corp.*	400	5,360
International Business Machines (IBM) Corp.	150	12,195
		17,555

Electronic Equipment & Instruments - 0.04%
DTS, Inc.*	525	8,788
Mettler-Toledo International, Inc.* (Switzerland)	175	10,131
		18,919

IT Services - 0.43%
Automatic Data Processing, Inc.	50	2,197
The BISYS Group, Inc.*[2]	450	6,520
First Data Corp.	4,650	209,715
Fiserv, Inc.*	75	3,299
MoneyGram International, Inc.	75	1,992
		223,723

Semiconductors & Semiconductor Equipment - 0.10%
ATI Technologies, Inc.* (Canada)	300	5,355
Cabot Microelectronics Corp.*	475	15,775
Exar Corp.*	775	10,439
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	1,997	21,568
		53,137

Software - 0.83%
Agile Software Corp.*	1,900	12,217
Amdocs Ltd.* (Guernsey)	900	28,980
Borland Software Corp.*	725	4,705
Catapult Communications Corp.*	625	7,425
Cognos, Inc.* (Canada)	150	5,715
Mercury Interactive Corp.*	375	13,031
RADWARE Ltd.* (Israel)	875	17,106
SAP AG (Germany)	75	15,354
SAP AG - ADR (Germany)	125	6,421
Symantec Corp.*	11,150	204,937
Synopsys, Inc.*	5,075	112,208
Take-Two Interactive Software, Inc.*	250	3,965
		432,064
Total Information Technology		1,574,308

Materials - 0.70%
Chemicals - 0.66%
Air Liquide S.A. (France)	27	5,551
Bayer AG (Germany)	250	10,428
Degussa AG (Germany)	75	3,872
Lanxess* (Germany)	142	4,489
Lonza Group AG (Switzerland)	2,650	166,908
Minerals Technologies, Inc.	2,675	149,452
Nalco Holding Co.*	300	5,535
		346,235

Paper & Forest Products - 0.04%
Sappi Ltd. - ADR (South Africa)	1,625	21,255
Total Materials		367,490

Telecommunication Services - 1.07%
Diversified Telecommunication Services - 0.07%
Deutsche Telekom AG (Germany)	325	5,149
Singapore Telecommunications Ltd. (Singapore)	18,000	28,191
		33,340

Wireless Telecommunication Services - 1.00%
Vodafone Group plc - ADR (United Kingdom)	24,725	521,945
Total Telecommunication Services		555,285

Utilities - 1.60%
Electric Utilities - 1.15%
Allegheny Energy, Inc.*	10,900	379,211
American Electric Power Co., Inc.	5,050	188,466
Drax Group plc* (United Kingdom)	550	6,027
E.ON AG (Germany)	175	19,583
Westar Energy, Inc.	100	2,060
		595,347

Multi-Utilities - 0.45%
Aquila, Inc.*	1,400	5,110
Xcel Energy, Inc.	11,875	230,612
		235,722
Total Utilities		831,069

TOTAL COMMON STOCKS
(Identified Cost $11,828,740)		13,637,001

CORPORATE BONDS - 1.09%
Consumer Discretionary - 0.40%
Automobiles - 0.15%
General Motors Acceptance Corp., 4.50%, 7/15/2006	$25,000	24,754
General Motors Acceptance Corp., 6.125%, 9/15/2006	55,000	54,417
		79,171

Leisure Equipment & Products - 0.05%
Eastman Kodak Co., 6.375%, 6/15/2006	25,000	25,053

Media - 0.10%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	25,000	26,217
Comcast Cable Communications, Inc., 6.75%, 1/30/2011	25,000	26,332
		52,549

Multiline Retail - 0.10%
JC Penney Co., Inc., 8.00%, 3/1/2010	25,000	27,288
Target Corp., 5.875%, 3/1/2012	25,000	26,077
		53,365
Total Consumer Discretionary		210,138

Energy - 0.05%
Oil, Gas & Consumable Fuels - 0.05%
Amerada Hess Corp., 6.65%, 8/15/2011	25,000	26,709

Financials - 0.29%
Commercial Banks - 0.24%
Bank of America Corp., 7.40%, 1/15/2011	30,000	32,902
PNC Funding Corp., 7.50%, 11/1/2009	25,000	27,045
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	31,748
Wachovia Corp., 5.25%, 8/1/2014	35,000	34,693
		126,388

Insurance - 0.05%
American International Group, Inc., 4.25%, 5/15/2013	25,000	23,503
Total Financials		149,891

Industrials - 0.18%
Airlines - 0.06%
Southwest Airlines Co., 5.25%, 10/1/2014	35,000	33,855

Industrial Conglomerates - 0.07%
General Electric Capital Corp., 6.75%, 3/15/2032	30,000	34,839

Road & Rail - 0.05%
CSX Corp., 6.75%, 3/15/2011	25,000	26,645
Total Industrials		95,339

Information Technology - 0.07%
Communications Equipment - 0.07%
Corning, Inc., 5.90%, 3/15/2014	35,000	35,109

Materials - 0.05%
Metals & Mining - 0.05%
Alcoa, Inc., 7.375%, 8/1/2010	25,000	27,196

Telecommunication Services - 0.05%
Diversified Telecommunication Services - 0.05%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	25,000	25,071

TOTAL CORPORATE BONDS
(Identified Cost $579,997)		569,453

U.S. TREASURY SECURITIES - 33.81%
U.S. Treasury Bonds - 8.55%
U.S. Treasury Bond, 6.875%, 8/15/2025	170,000	215,707
U.S. Treasury Bond, 5.50%, 8/15/2028	3,835,000	4,237,825

Total U.S. Treasury Bonds
(Identified Cost $4,372,887)		4,453,532

U.S. Treasury Notes - 25.26%
U.S. Treasury Note, 5.625%, 2/15/2006	10,000	10,007
U.S. Treasury Note, 1.50%, 3/31/2006	2,700,000	2,687,452
U.S. Treasury Note, 7.00%, 7/15/2006	25,000	25,260
U.S. Treasury Note, 6.50%, 10/15/2006	15,000	15,189
U.S. Treasury Note, 3.50%, 11/15/2006	700,000	694,066
U.S. Treasury Note, 3.625%, 4/30/2007	2,000,000	1,977,032
U.S. Treasury Note, 4.375%, 5/15/2007	500,000	498,808
U.S. Treasury Note, 6.625%, 5/15/2007	35,000	35,893
U.S. Treasury Note, 3.25%, 8/15/2007	1,050,000	1,030,067
U.S. Treasury Note, 6.125%, 8/15/2007	15,000	15,348
U.S. Treasury Note, 3.00%, 2/15/2008	400,000	388,250
U.S. Treasury Note, 5.50%, 2/15/2008	90,000	91,730
U.S. Treasury Note, 5.625%, 5/15/2008	10,000	10,238
U.S. Treasury Note, 3.25%, 8/15/2008	300,000	291,105
Interest Stripped - Principal Payment, 2/15/2009	17,000	14,850
U.S. Treasury Note, 3.50%, 11/15/2009	2,000,000	1,930,704
U.S. Treasury Note, 3.875%, 5/15/2010	1,000,000	975,391
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,022,812
U.S. Treasury Note, 3.625%, 5/15/2013	1,525,000	1,441,363

Total U.S. Treasury Notes
(Identified Cost $13,344,285)		13,155,565

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $17,717,172)		17,609,097

U.S. GOVERNMENT AGENCIES - 3.23%
Mortgage-Backed Securities - 3.20%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	32,336	32,540
Fannie Mae, Pool #747607, 6.50%, 11/1/2033	41,153	42,203
Fannie Mae, TBA[3], 4.50%, 2/15/2021	85,000	82,477
Fannie Mae, TBA[3], 5.00%, 4/15/2021	75,000	73,898
Fannie Mae, TBA[3], 5.00%, 2/15/2036	152,000	146,823
Fannie Mae, TBA[3], 5.50%, 4/15/2036	309,000	305,041
Fannie Mae, TBA[3], 6.00%, 4/15/2036	132,000	132,949
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	27,982	28,140
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	21,103	21,623
Federal Home Loan Mortgage Corp., TBA[3], 4.50%, 2/15/2021	90,000	87,272
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 4/15/2021	63,000	62,075
Federal Home Loan Mortgage Corp., TBA[3], 6.00%, 2/15/2036	50,000	50,500
Federal Home Loan Mortgage Corp., TBA[3], 5.50%, 3/15/2036	141,000	139,370
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 4/15/2036	139,000	133,961
GNMA, Pool #365225, 9.00%, 11/15/2024	2,188	2,393
GNMA, Pool #398655, 6.50%, 5/15/2026	2,706	2,837
GNMA, Pool #452826, 9.00%, 1/15/2028	4,031	4,420
GNMA, Pool #460820, 6.00%, 6/15/2028	16,400	16,840
GNMA, Pool #458983, 6.00%, 1/15/2029	44,886	46,080
GNMA, Pool #530481, 8.00%, 8/15/2030	17,831	19,106
GNMA, Pool #577796, 6.00%, 1/15/2032	76,983	79,015
GNMA, Pool #631703, 6.50%, 9/15/2034	15,848	16,567
GNMA, TBA[3], 5.50%, 2/15/2036	60,000	60,244
GNMA, TBA[3], 5.00%, 3/15/2036	34,000	33,426
GNMA, TBA[3], 6.00%, 4/15/2036	43,000	43,967

Total Mortgage-Backed Securities
(Identified Cost $1,657,509)		1,663,767

Other Agencies - 0.03%
Fannie Mae, 5.25%, 1/15/2009
(Identified Cost $15,711)	15,000	15,195

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $1,673,220)		1,678,962

SHORT-TERM INVESTMENTS - 37.59%
Dreyfus Treasury Cash Management - Institutional Shares	1,668,879	1,668,879
Fannie Mae Discount Note, 3/3/2006	$3,000,000	2,989,475
Federal Home Loan Bank Discount Note, 3/3/2006	1,000,000	996,458
Freddie Mac Discount Note, 3/3/2006	1,000,000	996,492
U.S. Treasury Bill, 3/23/2006	13,000,000	12,926,918

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $19,581,344)		19,578,222

TOTAL INVESTMENTS - 101.90%
(Identified Cost $51,380,473)		53,072,735

LIABILITIES, LESS OTHER ASSETS - (1.90%)		(988,600)

NET ASSETS - 100%		$52,084,135

*Non-income producing security
**Less than 0.01%
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
3Security purchased on a forward commitment or when-issued basis. TBA - to be announced.
ADR - American Depository Receipt

Federal Tax Information:

On January 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$51,383,207

Unrealized appreciation	$2,133,770
Unrealized depreciation	(444,242)

Net unrealized appreciation	$1,689,528

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2006 (unaudited)

	Shares/
Pro-Blend® Moderate Term Series	Principal Amount	Value

COMMON STOCKS - 51.18%

Consumer Discretionary - 9.71%
Auto Components - 0.08%
Autoliv, Inc. (Sweden)	1,925	$94,306
Azure Dynamics Corp.* (Canada)	31,950	34,228
Tenneco, Inc.*	1,775	38,961
		167,495
Automobiles - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany)	775	35,066

Diversified Consumer Services - 0.03%
Corinthian Colleges, Inc.*	5,300	67,204

Hotels, Restaurants & Leisure - 1.81%
Carnival Corp.	31,575	1,634,322
Club Mediterranee S.A.* (France)	2,625	132,390
International Game Technology	55,850	1,998,313
		3,765,025

Household Durables - 0.11%
Interface, Inc. - Class A*	11,250	105,750
Sony Corp. - ADR (Japan)	2,325	113,692
		219,442

Internet & Catalog Retail - 0.06%
Audible, Inc.*	12,375	135,630

Leisure Equipment & Products - 0.63%
K2, Inc.*	525	6,247
Marvel Entertainment, Inc.*	73,250	1,219,613
Sega Sammy Holdings, Inc. (Japan)	2,200	78,967
		1,304,827

Media - 5.17%
Acme Communications, Inc.*	6,500	23,725
Cablevision Systems Corp. - Class A*	56,475	1,389,285
Comcast Corp. - Class A*	51,300	1,427,166
DreamWorks Animation SKG, Inc. - Class A*	1,500	40,200
The E.W. Scripps Co. - Class A	30,900	1,493,706
Gannett Co., Inc.	23,175	1,432,215
GCap Media plc (United Kingdom)	15,550	70,672
Impresa S.A. (SGPS)* (Portugal)	4,825	29,429
News Corp. - Class A	3,175	50,038
Pearson plc (United Kingdom)	97,050	1,256,758
Reed Elsevier plc - ADR (United Kingdom)	1,650	62,865
Scholastic Corp.*	1,925	57,846
Time Warner, Inc.	184,125	3,227,711
VNU N.V. (Netherlands)	2,335	78,216
Wolters Kluwer N.V. (Netherlands)	3,425	75,820
		10,715,652

Multiline Retail - 0.01%
Don Quijote Co. Ltd. (Japan)	300	24,964

Specialty Retail - 1.75%
Build-A-Bear Workshop, Inc.*	2,075	67,126
Douglas Holding AG (Germany)	4,250	188,837
Kingfisher plc (United Kingdom)	28,875	121,986
KOMERI Co. Ltd. (Japan)	600	24,094
Office Depot, Inc.*	40,925	1,356,664
Pier 1 Imports, Inc.	4,150	44,903
RadioShack Corp.	1,625	36,075
The Sherwin-Williams Co.	33,750	1,785,375
		3,625,060

Textiles, Apparel & Luxury Goods - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	875	78,937
Total Consumer Discretionary		20,139,302

Consumer Staples - 6.55%
Beverages - 0.80%
The Coca-Cola Co.	37,675	1,558,991
Diageo plc (United Kingdom)	1,175	17,484
Kirin Brewery Co. Ltd. (Japan)	5,000	62,409
Scottish & Newcastle plc (United Kingdom)	2,050	18,233
		1,657,117

Food & Staples Retailing - 1.71%
Carrefour S.A. (France)	40,400	1,907,471
FamilyMart Co. Ltd. (Japan)	1,600	53,611
Metro AG (Germany)	1,150	58,489
Pathmark Stores, Inc.*	5,325	57,829
Tesco plc (United Kingdom)	3,400	19,232
Wal-Mart Stores, Inc.	31,300	1,443,243
		3,539,875

Food Products - 3.07%
Cadbury Schweppes plc (United Kingdom)	7,050	69,223
Groupe Danone (France)	850	92,637
The Hain Celestial Group, Inc.*	4,575	106,643
Nestle S.A. (Switzerland)	7,700	2,259,213
Suedzucker AG (Germany)	1,175	28,510
Unilever plc - ADR (United Kingdom)	90,348	3,809,975
		6,366,201

Household Products - 0.07%
Kao Corp. (Japan)	1,000	28,817
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)	5,725	103,856
Reckitt Benckiser plc (United Kingdom)	575	18,881
		151,554

Personal Products - 0.90%
Clarins S.A. (France)	3,208	188,064
The Estee Lauder Companies, Inc. - Class A	46,050	1,679,443
		1,867,507
Total Consumer Staples		13,582,254

Energy - 5.71%
Energy Equipment & Services - 3.91%
Abbot Group plc (United Kingdom)	26,975	136,751
Baker Hughes, Inc.	12,225	946,704
Compagnie Generale de Geophysique S.A. (CGG)* (France)	1,175	152,755
Cooper Cameron Corp.*	30,450	1,473,475
Helmerich & Payne, Inc.	1,900	148,884
National-Oilwell Varco, Inc.*	22,089	1,680,310
Pride International, Inc.*	5,800	204,798
Schlumberger Ltd.	18,425	2,348,266
Scomi Group Berhad (Malaysia)	159,000	50,887
Weatherford International Ltd.*	21,750	973,965
		8,116,795

Oil, Gas & Consumable Fuels - 1.80%
Amerada Hess Corp.	20,925	3,239,190
BP plc (United Kingdom)	1,775	21,344
Eni S.p.A. (Italy)	5,900	178,351
Forest Oil Corp.*	1,250	64,375
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	1,350	116,370
Royal Dutch Shell plc - Class B (United Kingdom)	632	22,664
Total S.A. (France)	300	82,814
		3,725,108
Total Energy		11,841,903

Financials - 5.03%
Capital Markets - 1.74%
The Bank of New York Co., Inc.	47,375	1,506,999
The Charles Schwab Corp.	2,450	36,236
Daiwa Securities Group, Inc. (Japan)	5,000	58,701
Deutsche Bank AG (Germany)	1,775	190,537
Franklin Resources, Inc.	350	34,475
Janus Capital Group, Inc.	2,675	55,881
Mellon Financial Corp.[1]	450	15,871
Merrill Lynch & Co., Inc.	725	54,426
Morgan Stanley	250	15,363
Piper Jaffray Companies, Inc.*	450	20,174
SEI Investments Co.	38,425	1,585,031
T. Rowe Price Group, Inc.	425	32,483
		3,606,177

Commercial Banks - 2.77%
Banco BPI S.A. (Portugal)	10,350	51,935
Bank of America Corp.	1,200	53,076
Barclays plc (United Kingdom)	9,500	101,560
BNP Paribas S.A. (France)	700	62,426
The Chugoku Bank Ltd. (Japan)	4,000	59,408
Commerzbank AG (Germany)	4,600	156,323
Fifth Third Bancorp	400	15,028
The Hachijuni Bank Ltd. (Japan)	7,000	54,787
KeyCorp.	800	28,312
M&T Bank Corp.	250	27,075
Marshall & Ilsley Corp.	900	37,746
Mitsubishi UFJ Financial Group, Inc. (Japan)	4	57,635
National City Corp.	425	14,526
North Fork Bancorporation, Inc.	1,425	36,651
PNC Financial Services Group, Inc.	24,525	1,590,692
Royal Bank of Scotland Group plc (United Kingdom)	2,950	91,305
Societe Generale (France)	150	19,810
The Sumitomo Trust and Banking Co. Ltd. (Japan)	7,000	77,048
TCF Financial Corp.	1,075	26,864
U.S. Bancorp	51,750	1,547,843
UniCredito Italiano S.p.A. (Italy)	13,175	94,044
Wachovia Corp.	27,225	1,492,747
Wells Fargo & Co.	225	14,031
Zions Bancorporation	550	43,489
		5,754,361

Consumer Finance - 0.02%
Capital One Financial Corp.	350	29,155
Takefuji Corp. (Japan)	230	13,844
		42,999

Diversified Financial Services - 0.11%
Citigroup, Inc.	1,450	67,541
ING Groep N.V. (Netherlands)	2,150	76,721
JPMorgan Chase & Co.	1,150	45,712
Moody's Corp.	300	18,996
Principal Financial Group, Inc.	325	15,327
		224,297

Insurance - 0.34%
Allianz AG (Germany)	1,450	233,378
Ambac Financial Group, Inc.	200	15,362
American International Group, Inc.	1,150	75,279
Assicurazioni Generali S.p.A. (Italy)	2,325	80,367
Axa (France)	2,975	100,847
Marsh & McLennan Companies, Inc.	500	15,195
MBIA, Inc.	450	27,702
Muenchener Rueckver AG (Germany)	800	108,669
Torchmark Corp.	250	14,025
Willis Group Holdings Ltd. (United Kingdom)	750	26,032
		696,856

Real Estate - 0.01%
Friedman, Billings, Ramsey Group, Inc. - Class A	1,225	14,186

Thrifts & Mortgage Finance - 0.04%
BankAtlantic Bancorp, Inc. - Class A	3,525	49,350
Flagstar Bancorp, Inc.	1,850	28,083
New York Community Bancorp, Inc.	725	12,369
		89,802
Total Financials		10,428,678

Health Care - 7.78%
Biotechnology - 0.44%
Affymetrix, Inc.*	5,575	212,853
Caliper Life Sciences, Inc.*	19,325	113,245
Charles River Laboratories International, Inc.*	5,250	242,183
Millennium Pharmaceuticals, Inc.*	21,425	221,535
Solexa, Inc.*	9,550	83,181
Xenogen Corp.*	16,225	46,971
		919,968

Health Care Equipment & Supplies - 2.30%
Align Technology, Inc.*	11,000	89,980
Biomet, Inc.	4,725	178,652
Boston Scientific Corp.*	43,450	950,251
DENTSPLY International, Inc.	19,775	1,061,918
Edwards Lifesciences Corp.*	2,800	120,232
IntraLase Corp.*	10,600	210,410
Orthovita, Inc.*	16,600	76,194
PerkinElmer, Inc.	65,775	1,495,724
Thermo Electron Corp.*	3,850	129,514
Wright Medical Group, Inc.*	15,275	340,938
Zoll Medical Corp.*	4,300	117,820
		4,771,633

Health Care Providers & Services - 2.86%
American Healthways, Inc.*	1,250	55,850
AMERIGROUP Corp.*	7,925	176,886
AmerisourceBergen Corp.	1,550	67,642
AMICAS, Inc.*	50,225	260,165
AMN Healthcare Services, Inc.*	13,000	262,210
Cardinal Health, Inc.	875	63,035
Cross Country Healthcare, Inc.*	9,775	193,154
Eclipsys Corp.*	2,900	63,974
Emdeon Corp.*	404,875	3,781,533
HCA, Inc.	1,225	60,123
LifePoint Hospitals, Inc.*	3,825	118,001
McKesson Corp.	1,150	60,950
Omnicell, Inc.*	15,725	182,096
Patterson Companies, Inc.*	4,050	139,847
Tenet Healthcare Corp.*	16,175	117,592
Triad Hospitals, Inc.*	3,675	150,896
WebMD Health Corp. - Class A*	4,575	182,726
		5,936,680

Pharmaceuticals - 2.18%
AstraZeneca plc (United Kingdom)	350	16,947
Novartis AG - ADR (Switzerland)	66,750	3,681,930
Sanofi-Aventis (France)	570	52,253
Sanofi-Aventis - ADR (France)	2,225	102,350
Schering AG (Germany)	5,500	375,822
Shire plc (United Kingdom)	1,750	28,094
Takeda Pharmaceutical Co. Ltd. (Japan)	400	22,645
Valeant Pharmaceuticals International	13,375	240,215
		4,520,256
Total Health Care		16,148,537

Industrials - 4.17%
Aerospace & Defense - 0.90%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	45,725	1,858,721

Air Freight & Logistics - 0.79%
Deutsche Post AG (Germany)	1,675	47,215
TNT N.V. (Netherlands)	4,725	155,118
United Parcel Service, Inc. - Class B	19,100	1,430,781
		1,633,114

Airlines - 1.21%
AirTran Holdings, Inc.*	4,325	73,265
AMR Corp.*	2,000	45,400
Continental Airlines, Inc. - Class B*	1,725	36,070
Deutsche Lufthansa AG (Germany)	3,450	54,660
JetBlue Airways Corp.*	56,175	732,522
Southwest Airlines Co.	95,850	1,577,691
		2,519,608

Commercial Services & Supplies - 0.08%
ChoicePoint, Inc.*	675	27,756
The Dun & Bradstreet Corp.*	875	63,245
Herman Miller, Inc.	1,175	35,602
Quebecor World, Inc. (Canada)	3,475	42,673
		169,276

Construction & Engineering - 0.04%
Hochtief AG (Germany)	1,200	63,423
Infrasource Services, Inc.*	1,550	24,846
		88,269

Electrical Equipment - 0.13%
ABB (Asea Brown Boveri) Ltd. - ADR* (Switzerland)	11,225	122,577
Gamesa Corporacion Tecnologica S.A. (Spain)	4,750	77,334
Global Power Equipment Group, Inc.*	5,100	24,174
Plug Power, Inc.*	6,350	37,782
		261,867

Industrial Conglomerates - 0.21%
3M Co.	2,950	214,613
Siemens AG (Germany)	1,825	166,657
Sonae S.A. (SGPS) (Portugal)	32,275	46,272
		427,542

Machinery - 0.81%
AGCO Corp.*	82,025	1,477,270
FANUC Ltd. (Japan)	200	17,614
Gardner Denver, Inc.*	1,275	67,448
MAN AG (Germany)	2,175	124,863
		1,687,195
Total Industrials		8,645,592

Information Technology - 5.84%
Communications Equipment - 2.96%
Cisco Systems, Inc.*	211,850	3,934,054
Inter-Tel, Inc.	10,275	222,762
Ixia*	10,700	134,820
Juniper Networks, Inc.*	72,025	1,305,813
Packeteer, Inc.*	21,600	279,504
Polycom, Inc.*	5,300	102,714
Research In Motion Ltd. (RIM)* (Canada)	2,275	153,563
		6,133,230

Computers & Peripherals - 0.09%
EMC Corp.*	5,275	70,685
International Business Machines (IBM) Corp.	1,425	115,852
		186,537

Electronic Equipment & Instruments - 0.10%
DTS, Inc.*	6,125	102,533
KEYENCE Corp. (Japan)	100	27,496
Mettler-Toledo International, Inc.* (Switzerland)	1,475	85,388
		215,417

IT Services - 0.82%
Automatic Data Processing, Inc.	325	14,280
The BISYS Group, Inc.*[2]	3,800	55,062
First Data Corp.	35,075	1,581,883
Fiserv, Inc.*	625	27,488
MoneyGram International, Inc.	725	19,256
		1,697,969

Office Electronics - 0.03%
Canon, Inc. (Japan)	1,000	60,363

Semiconductors & Semiconductor Equipment - 0.22%
ATI Technologies, Inc.* (Canada)	1,975	35,254
Cabot Microelectronics Corp.*	5,250	174,352
Exar Corp.*	5,525	74,422
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	17,138	185,090
		469,118

Software - 1.62%
Agile Software Corp.*	14,325	92,110
Amdocs Ltd.* (Guernsey)	7,350	236,670
Borland Software Corp.*	5,525	35,857
Catapult Communications Corp.*	4,950	58,806
Cognos, Inc.* (Canada)	1,175	44,768
Mercury Interactive Corp.*	2,950	102,513
RADWARE Ltd.* (Israel)	7,300	142,715
SAP AG (Germany)	700	143,308
SAP AG - ADR (Germany)	875	44,949
Symantec Corp.*	83,550	1,535,649
Synopsys, Inc.*	40,250	889,928
Take-Two Interactive Software, Inc.*	1,900	30,134
		3,357,407
Total Information Technology		12,120,041

Materials - 1.49%
Chemicals - 1.38%
Air Liquide S.A. (France)	340	69,896
Bayer AG (Germany)	2,950	123,047
Degussa AG (Germany)	800	41,300
Lanxess* (Germany)	1,130	35,724
Lonza Group AG (Switzerland)	23,375	1,472,254
Minerals Technologies, Inc.	19,450	1,086,671
Nalco Holding Co.*	2,300	42,435
		2,871,327

Paper & Forest Products - 0.11%
Sappi Ltd. - ADR (South Africa)	15,625	204,375
Sonae Industria S.A. (SGPS)* (Portugal)	2,188	17,281
		221,656
Total Materials		3,092,983

Telecommunication Services - 1.97%
Diversified Telecommunication Services - 0.13%
Deutsche Telekom AG (Germany)	2,575	40,797
Singapore Telecommunications Ltd. (Singapore)	142,000	222,395
		263,192

Wireless Telecommunication Services - 1.84%
Maxis Communications Berhad (Malaysia)	8,000	18,349
Vodafone Group plc - ADR (United Kingdom)	179,900	3,797,689
		3,816,038
Total Telecommunication Services		4,079,230

Utilities - 2.93%
Electric Utilities - 2.08%
Allegheny Energy, Inc.*	74,975	2,608,380
American Electric Power Co., Inc.	38,425	1,434,021
Drax Group plc* (United Kingdom)	4,050	44,377
E.ON AG (Germany)	1,750	195,826
Westar Energy, Inc.	1,025	21,115
		4,303,719

Multi-Utilities - 0.85%
Aquila, Inc.*	21,325	77,836
Suez S.A. (France)	550	20,341
Xcel Energy, Inc.	86,125	1,672,547
		1,770,724
Total Utilities		6,074,443

TOTAL COMMON STOCKS
(Identified Cost $92,488,273)		106,152,963

CORPORATE BONDS - 3.43%
Consumer Discretionary - 1.08%
Automobiles - 0.34%
General Motors Acceptance Corp., 4.50%, 7/15/2006	$195,000	193,080
General Motors Acceptance Corp., 6.125%, 9/15/2006	525,000	519,432
		712,512

Leisure Equipment & Products - 0.09%
Eastman Kodak Co., 6.375%, 6/15/2006	190,000	190,401

Media - 0.32%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	275,000	288,386
Comcast Cable Communications, Inc., 6.75%, 1/30/2011	235,000	247,524
The Walt Disney Co., 6.375%, 3/1/2012	120,000	126,670
		662,580

Multiline Retail - 0.19%
JC Penney Co., Inc., 8.00%, 3/1/2010	160,000	174,643
Target Corp., 5.875%, 3/1/2012	200,000	208,614
		383,257

Specialty Retail - 0.14%
The Gap, Inc.[3], 9.55%, 12/15/2008	110,000	121,562
Lowe's Companies, Inc., 8.25%, 6/1/2010	145,000	163,100
		284,662
Total Consumer Discretionary		2,233,412

Consumer Staples - 0.09%
Food & Staples Retailing - 0.08%
The Kroger Co., 7.25%, 6/1/2009	80,000	84,395
The Kroger Co., 6.80%, 4/1/2011	80,000	83,855
		168,250

Food Products - 0.01%
General Mills, Inc., 6.00%, 2/15/2012	25,000	25,865
Total Consumer Staples		194,115

Energy - 0.08%
Oil, Gas & Consumable Fuels - 0.08%
Amerada Hess Corp., 6.65%, 8/15/2011	160,000	170,937

Financials - 0.89%
Capital Markets - 0.18%
The Goldman Sachs Group, Inc., 6.875%, 1/15/2011	115,000	123,059
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	115,000	123,218
Merrill Lynch & Co., Inc., 6.00%, 2/17/2009	125,000	128,404
		374,681

Commercial Banks - 0.57%
Bank of America Corp., 7.40%, 1/15/2011	305,000	334,502
PNC Funding Corp., 7.50%, 11/1/2009	155,000	167,681
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	333,352
Wachovia Corp., 5.25%, 8/1/2014	335,000	332,060
		1,167,595

Diversified Financial Services - 0.06%
Citigroup, Inc., 5.00%, 9/15/2014	130,000	127,019

Insurance - 0.08%
American International Group, Inc., 4.25%, 5/15/2013	180,000	169,224
Total Financials		1,838,519

Health Care - 0.12%
Pharmaceuticals - 0.12%
Abbott Laboratories, 3.50%, 2/17/2009	135,000	129,553
Wyeth[3], 5.50%, 3/15/2013	125,000	125,796
Total Health Care		255,349

Industrials - 0.64%
Aerospace & Defense - 0.10%
Boeing Capital Corp., 6.50%, 2/15/2012	115,000	123,156
Honeywell International, Inc., 7.50%, 3/1/2010	75,000	81,951
		205,107

Air Freight & Logistics - 0.06%
FedEx Corp., 3.50%, 4/1/2009	135,000	128,723

Airlines - 0.13%
Southwest Airlines Co., 5.25%, 10/1/2014	275,000	266,006

Industrial Conglomerates - 0.16%
General Electric Capital Corp., 6.75%, 3/15/2032	290,000	336,781

Machinery - 0.06%
John Deere Capital Corp., 7.00%, 3/15/2012	115,000	125,407

Road & Rail - 0.13%
CSX Corp., 6.75%, 3/15/2011	165,000	175,856
Union Pacific Corp., 6.65%, 1/15/2011	80,000	84,783
		260,639
Total Industrials		1,322,663

Information Technology - 0.14%
Communications Equipment - 0.14%
Corning, Inc., 5.90%, 3/15/2014	280,000	280,873

Materials - 0.08%
Metals & Mining - 0.08%
Alcoa, Inc., 7.375%, 8/1/2010	155,000	168,616

Telecommunication Services - 0.08%
Diversified Telecommunication Services - 0.08%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	170,000	170,483

Utilities - 0.23%
Electric Utilities - 0.21%
Allegheny Energy Supply Co. LLC[4], 8.25%, 4/15/2012	80,000	88,800
American Electric Power Co., Inc., 5.375%, 3/15/2010	125,000	125,500
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	75,000	85,186
TXU Energy Co., 7.00%, 3/15/2013	120,000	127,007
		426,493

Independent Power Producers & Energy Traders - 0.02%
NRG Energy, Inc., 8.00%, 12/15/2013	45,000	50,175
Total Utilities		476,668

TOTAL CORPORATE BONDS
(Identified Cost $7,245,292)		7,111,635

U.S. TREASURY SECURITIES - 18.03%
U.S. Treasury Bonds - 4.60%
U.S. Treasury Bond, 7.50%, 11/15/2024	360,000	482,273
U.S. Treasury Bond, 6.00%, 2/15/2026	3,450,000	4,004,022
U.S. Treasury Bond, 5.50%, 8/15/2028	4,575,000	5,055,553

Total U.S. Treasury Bonds
(Identified Cost $9,105,490)		9,541,848

U.S. Treasury Notes - 13.43%
U.S. Treasury Note, 3.125%, 1/31/2007	3,000,000	2,956,992
U.S. Treasury Note, 3.625%, 4/30/2007	17,200,000	17,002,475
U.S. Treasury Note, 5.625%, 5/15/2008	5,000	5,119
U.S. Treasury Note, 3.25%, 8/15/2008	4,500,000	4,366,584
U.S. Treasury Note, 3.875%, 5/15/2010	3,600,000	3,511,408

Total U.S. Treasury Notes
(Identified Cost $28,306,015)		27,842,578

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $37,411,505)		37,384,426

U.S. GOVERNMENT AGENCIES - 5.10%
Mortgage-Backed Securities - 5.06%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	186,116	187,405
Fannie Mae, Pool #786281, 6.50%, 7/1/2034	226,315	232,041
Fannie Mae, TBA[5], 4.50%, 2/15/2021	645,000	625,851
Fannie Mae, TBA[5], 5.00%, 4/15/2021	549,000	540,936
Fannie Mae, TBA[5], 5.00%, 2/15/2036	1,155,000	1,115,658
Fannie Mae, TBA[5], 5.50%, 4/15/2036	2,043,000	2,016,825
Fannie Mae, TBA[5], 6.00%, 4/15/2036	871,000	877,261
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	186,544	187,596
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	140,687	144,149
Federal Home Loan Mortgage Corp., TBA[5], 4.50%, 2/15/2021	670,000	649,691
Federal Home Loan Mortgage Corp., TBA[5], 5.00%, 4/15/2021	459,000	452,258
Federal Home Loan Mortgage Corp., TBA[5], 6.00%, 2/15/2036	382,000	385,820
Federal Home Loan Mortgage Corp., TBA[5], 5.50%, 3/15/2036	1,054,000	1,041,814
Federal Home Loan Mortgage Corp., TBA[5], 5.00%, 4/15/2036	918,000	884,722
GNMA, Pool #286310, 9.00%, 2/15/2020	3,058	3,330
GNMA, Pool #288873, 9.50%, 8/15/2020	278	308
GNMA, Pool #550290, 6.50%, 8/15/2031	105,727	110,668
GNMA, TBA[5], 5.50%, 2/15/2036	465,000	466,889
GNMA, TBA[5], 5.00%, 3/15/2036	251,000	246,764
GNMA, TBA[5], 6.00%, 4/15/2036	309,000	315,953

Total Mortgage-Backed Securities
(Identified Cost $10,485,823)		10,485,939

Other Agencies - 0.04%
Fannie Mae, 5.50%, 2/15/2006	5,000	5,002
Fannie Mae, 4.25%, 7/15/2007	5,000	4,960
Fannie Mae, 5.75%, 2/15/2008	55,000	56,034
Fannie Mae, 5.25%, 1/15/2009	5,000	5,065
Fannie Mae, 6.375%, 6/15/2009	10,000	10,477

Total Other Agencies
(Identified Cost $81,914)		81,538

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $10,567,737)		10,567,477

SHORT-TERM INVESTMENTS - 25.98%
Dreyfus Treasury Cash Management - Institutional Shares	7,115,561	7,115,561
Fannie Mae Discount Note, 3/3/2006	$10,000,000	9,964,917
Federal Home Loan Bank Discount Note, 3/3/2006	3,000,000	2,989,375
Freddie Mac Discount Note, 3/3/2006	5,000,000	4,982,458
U.S. Treasury Bill, 3/23/2006	29,000,000	28,836,971

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $53,897,242)		53,889,282

TOTAL INVESTMENTS - 103.72%
(Identified Cost $201,610,049)		215,105,783

LIABILITIES, LESS OTHER ASSETS - (3.72%)		(7,711,412)

NET ASSETS - 100%		$207,394,371

*Non-income producing security
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
3The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of January 31, 2006.
4Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Directors. The security amounts to $88,800, or 0.04%, of the Series' net assets as of January 31, 2006.
5Security purchased on a forward commitment or when-issued basis. TBA - to be announced.
ADR - American Depository Receipt

Federal Tax Information:

On January 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$201,625,111

Unrealized appreciation	$16,001,724
Unrealized depreciation	(2,521,052)

Net unrealized appreciation	$13,480,672

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2006 (unaudited)

	Shares/
Pro-Blend® Extended Term Series	Principal Amount	Value

COMMON STOCKS - 70.55%

Consumer Discretionary - 13.14%
Auto Components - 0.12%
Autoliv, Inc. (Sweden)	4,875	$238,826
Azure Dynamics Corp.* (Canada)	114,825	123,012
Tenneco, Inc.*	4,600	100,970
		462,808

Automobiles - 0.03%
Bayerische Motoren Werke AG (BMW) (Germany)	2,550	115,378

Diversified Consumer Services - 0.04%
Corinthian Colleges, Inc.*	13,225	167,693

Hotels, Restaurants & Leisure - 2.47%
Carnival Corp.	82,825	4,287,022
Club Mediterranee S.A.* (France)	6,950	350,519
International Game Technology	144,750	5,179,155
		9,816,696

Household Durables - 0.13%
Interface, Inc. - Class A*	28,450	267,430
Sony Corp. - ADR (Japan)	5,425	265,282
		532,712

Internet & Catalog Retail - 0.09%
Audible, Inc.*	32,125	352,090

Leisure Equipment & Products - 0.84%
K2, Inc.*	2,175	25,882
Marvel Entertainment, Inc.*	187,225	3,117,296
Sega Sammy Holdings, Inc. (Japan)	5,100	183,059
		3,326,237

Media - 6.88%
Acme Communications, Inc.*	20,450	74,642
Cablevision Systems Corp. - Class A*	144,425	3,552,855
Comcast Corp. - Class A*	132,025	3,672,936
DreamWorks Animation SKG, Inc. - Class A*	3,825	102,510
The E.W. Scripps Co. - Class A	74,950	3,623,083
Gannett Co., Inc.	58,675	3,626,115
GCap Media plc (United Kingdom)	39,600	179,974
Impresa S.A. (SGPS)* (Portugal)	19,400	118,326
News Corp. - Class A	11,850	186,756
Pearson plc (United Kingdom)	244,550	3,166,822
Reed Elsevier plc - ADR (United Kingdom)	7,025	267,653
Scholastic Corp.*	5,000	150,250
Time Warner, Inc.	470,550	8,248,742
VNU N.V. (Netherlands)	5,794	194,084
Wolters Kluwer N.V. (Netherlands)	8,425	186,506
		27,351,254

Multiline Retail - 0.02%
Don Quijote Co. Ltd. (Japan)	1,100	91,534

Specialty Retail - 2.48%
Build-A-Bear Workshop, Inc.*	5,225	169,029
Douglas Holding AG (Germany)	10,075	447,655
Kingfisher plc (United Kingdom)	77,200	326,141
KOMERI Co. Ltd. (Japan)	3,900	156,612
Office Depot, Inc.*	119,825	3,972,199
Pier 1 Imports, Inc.	10,550	114,151
RadioShack Corp.	7,250	160,950
The Sherwin-Williams Co.	85,375	4,516,337
		9,863,074

Textiles, Apparel & Luxury Goods - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,925	173,660
Total Consumer Discretionary		52,253,136

Consumer Staples - 8.83%
Beverages - 1.08%
The Coca-Cola Co.	96,275	3,983,859
Diageo plc (United Kingdom)	5,050	75,142
Kirin Brewery Co. Ltd. (Japan)	12,000	149,783
Scottish & Newcastle plc (United Kingdom)	8,675	77,155
		4,285,939

Food & Staples Retailing - 2.27%
Carrefour S.A. (France)	102,850	4,856,025
FamilyMart Co. Ltd. (Japan)	4,000	134,027
Metro AG (Germany)	2,725	138,592
Pathmark Stores, Inc.*	13,625	147,967
Tesco plc (United Kingdom)	14,600	82,586
Wal-Mart Stores, Inc.	79,900	3,684,189
		9,043,386

Food Products - 3.96%
Cadbury Schweppes plc (United Kingdom)	25,300	248,419
Groupe Danone (France)	2,050	223,419
The Hain Celestial Group, Inc.*	11,425	266,317
Nestle S.A. (Switzerland)	19,775	5,802,069
Suedzucker AG (Germany)	4,250	103,119
Unilever plc - ADR (United Kingdom)	216,024	9,109,732
		15,753,075

Household Products - 0.10%
Kao Corp. (Japan)	3,000	86,452
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)	12,900	234,016
Reckitt Benckiser plc (United Kingdom)	2,475	81,270
		401,738

Personal Products - 1.42%
Clarins S.A. (France)	7,410	434,399
The Estee Lauder Companies, Inc. - Class A	142,800	5,207,916
		5,642,315
Total Consumer Staples		35,126,453

Energy - 7.36%
Energy Equipment & Services - 5.07%
Abbot Group plc (United Kingdom)	68,025	344,856
Baker Hughes, Inc.	31,100	2,408,384
Compagnie Generale de Geophysique S.A. (CGG)* (France)	3,975	516,767
Cooper Cameron Corp.*	61,950	2,997,760
Helmerich & Payne, Inc.	4,775	374,169
National-Oilwell Varco, Inc.*	57,224	4,353,030
Pride International, Inc.*	12,075	426,368
Schlumberger Ltd.	46,800	5,964,660
Scomi Group Berhad (Malaysia)	404,000	129,297
Weatherford International Ltd.*	59,175	2,649,857
		20,165,148

Oil, Gas & Consumable Fuels - 2.29%
Amerada Hess Corp.	49,650	7,685,820
BP plc (United Kingdom)	7,600	91,387
Eni S.p.A. (Italy)	13,075	395,245
Forest Oil Corp.*	3,200	164,800
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	5,850	504,270
Royal Dutch Shell plc - Class B (United Kingdom)	2,679	96,070
Total S.A. (France)	675	186,331
		9,123,923
Total Energy		29,289,071

Financials - 7.87%
Capital Markets - 2.33%
The Bank of New York Co., Inc.	116,700	3,712,227
The Charles Schwab Corp.	6,300	93,177
Daiwa Securities Group, Inc. (Japan)	11,000	129,141
Deutsche Bank AG (Germany)	4,350	466,949
Franklin Resources, Inc.	875	86,187
Janus Capital Group, Inc.	6,925	144,663
Mellon Financial Corp.	1,150	40,561
Merrill Lynch & Co., Inc.[1]	1,875	140,756
Morgan Stanley	625	38,406
Piper Jaffray Companies, Inc.*	1,150	51,555
SEI Investments Co.	103,300	4,261,125
T. Rowe Price Group, Inc.	1,100	84,073
		9,248,820

Commercial Banks - 4.86%
Aareal Bank AG* (Germany)	3,225	137,182
Banca Monte dei Paschi di Siena S.p.A. (Italy)	10,950	52,219
Banco BPI S.A. (Portugal)	22,825	114,534
Bank of America Corp.	3,100	137,113
Barclays plc (United Kingdom)	24,150	258,176
BNP Paribas S.A. (France)	1,550	138,230
The Chugoku Bank Ltd. (Japan)	10,000	148,521
Commerzbank AG (Germany)	12,075	410,349
Fifth Third Bancorp	1,000	37,570
The Hachijuni Bank Ltd. (Japan)	18,000	140,882
Hong Leong Bank Berhad (Malaysia)	36,300	48,891
KeyCorp.	2,075	73,434
M&T Bank Corp.	650	70,395
Marshall & Ilsley Corp.	2,325	97,510
Mitsubishi UFJ Financial Group, Inc. (Japan)	12	172,905
National City Corp.	1,075	36,744
North Fork Bancorporation, Inc.	3,650	93,878
PNC Financial Services Group, Inc.	61,450	3,985,647
Royal Bank of Scotland Group plc (United Kingdom)	7,525	232,906
SanPaolo IMI S.p.A. (Italy)	3,025	49,213
Societe Generale (France)	675	89,147
The Sumitomo Trust and Banking Co. Ltd. (Japan)	18,000	198,124
TCF Financial Corp.	2,700	67,473
U.S. Bancorp	133,225	3,984,760
UniCredito Italiano S.p.A. (Italy)	29,175	208,254
Wachovia Corp.	149,625	8,203,939
Wells Fargo & Co.	575	35,857
Zions Bancorporation	1,425	112,675
		19,336,528

Consumer Finance - 0.03%
Capital One Financial Corp.	875	72,887
Takefuji Corp. (Japan)	950	57,183
		130,070

Diversified Financial Services - 0.14%
Citigroup, Inc.	3,725	173,510
ING Groep N.V. (Netherlands)	5,250	187,343
JPMorgan Chase & Co.	2,975	118,256
Moody's Corp.	775	49,073
Principal Financial Group, Inc.	825	38,907
		567,089

Insurance - 0.44%
Allianz AG (Germany)	3,650	587,468
Ambac Financial Group, Inc.	500	38,405
American International Group, Inc.	2,925	191,471
Assicurazioni Generali S.p.A. (Italy)	5,100	176,289
Axa (France)	6,550	222,034
Marsh & McLennan Companies, Inc.	1,275	38,747
MBIA, Inc.	1,175	72,333
Muenchener Rueckver AG (Germany)	2,275	309,027
Torchmark Corp.	675	37,868
Willis Group Holdings Ltd. (United Kingdom)	1,900	65,949
		1,739,591

Real Estate - 0.01%
Friedman, Billings, Ramsey Group, Inc. - Class A	3,125	36,188

Thrifts & Mortgage Finance - 0.06%
BankAtlantic Bancorp, Inc. - Class A	8,975	125,650
Flagstar Bancorp, Inc.	6,025	91,460
New York Community Bancorp, Inc.	1,900	32,414
		249,524
Total Financials		31,307,810

Health Care - 10.47%
Biotechnology - 0.58%
Affymetrix, Inc.*	14,450	551,701
Caliper Life Sciences, Inc.*	57,475	336,803
Charles River Laboratories International, Inc.*	13,425	619,295
Millennium Pharmaceuticals, Inc.*	53,325	551,381
Solexa, Inc.*	15,750	137,183
Xenogen Corp.*	37,250	107,839
		2,304,202

Health Care Equipment & Supplies - 3.18%
Align Technology, Inc.*	27,775	227,199
Biomet, Inc.	12,075	456,556
Boston Scientific Corp.*	112,400	2,458,188
DENTSPLY International, Inc.	50,850	2,730,645
Edwards Lifesciences Corp.*	7,300	313,462
IntraLase Corp.*	27,575	547,364
Orthovita, Inc.*	42,325	194,272
PerkinElmer, Inc.	186,550	4,242,147
Thermo Electron Corp.*	9,725	327,149
Wright Medical Group, Inc.*	38,975	869,922
Zoll Medical Corp.*	10,725	293,865
		12,660,769

Health Care Providers & Services - 3.85%
American Healthways, Inc.*	3,175	141,859
AMERIGROUP Corp.*	20,175	450,306
AmerisourceBergen Corp.	3,700	161,468
AMICAS, Inc.*	145,675	754,596
AMN Healthcare Services, Inc.*	30,575	616,698
Cardinal Health, Inc.	2,450	176,498
Cross Country Healthcare, Inc.*	24,350	481,156
Eclipsys Corp.*	7,700	169,862
Emdeon Corp.*	1,049,575	9,803,031
HCA, Inc.	3,100	152,148
LifePoint Hospitals, Inc.*	9,950	306,958
McKesson Corp.	3,050	161,650
Omnicell, Inc.*	40,250	466,095
Patterson Companies, Inc.*	10,300	355,659
Tenet Healthcare Corp.*	41,525	301,887
Triad Hospitals, Inc.*	9,375	384,938
WebMD Health Corp. - Class A*	11,050	441,337
		15,326,146

Pharmaceuticals - 2.86%
AstraZeneca plc (United Kingdom)	1,450	70,207
GlaxoSmithKline plc (United Kingdom)	2,800	71,621
Novartis AG - ADR (Switzerland)	163,675	9,028,313
Sanofi-Aventis (France)	1,250	114,589
Sanofi-Aventis - ADR (France)	6,675	307,050
Schering AG (Germany)	13,550	925,888
Shire plc (United Kingdom)	7,425	119,198
Takeda Pharmaceutical Co. Ltd. (Japan)	1,700	96,240
Valeant Pharmaceuticals International	34,350	616,926
		11,350,032
Total Health Care		41,641,149

Industrials - 6.40%
Aerospace & Defense - 1.12%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	109,650	4,457,272

Air Freight & Logistics - 1.09%
Deutsche Post AG (Germany)	4,375	123,322
TNT N.V. (Netherlands)	12,100	397,232
United Parcel Service, Inc. - Class B	50,850	3,809,174
		4,329,728

Airlines - 1.64%
AirTran Holdings, Inc.*	15,500	262,570
AMR Corp.*	4,725	107,257
Continental Airlines, Inc. - Class B*	4,075	85,208
Deutsche Lufthansa AG (Germany)	11,325	179,428
JetBlue Airways Corp.*	142,575	1,859,178
Southwest Airlines Co.	243,950	4,015,417
		6,509,058

Commercial Services & Supplies - 0.12%
ChoicePoint, Inc.*	1,725	70,932
The Dun & Bradstreet Corp.*	2,225	160,823
Herman Miller, Inc.	2,700	81,810
Quebecor World, Inc. (Canada)	12,000	147,360
		460,925

Construction & Engineering - 0.06%
Hochtief AG (Germany)	2,625	138,737
Infrasource Services, Inc.*	6,225	99,787
		238,524

Electrical Equipment - 0.17%
ABB (Asea Brown Boveri) Ltd. - ADR* (Switzerland)	28,650	312,858
Gamesa Corporacion Tecnologica S.A. (Spain)	12,750	207,582
Global Power Equipment Group, Inc.*	16,900	80,106
Plug Power, Inc.*	16,425	97,729
		698,275

Industrial Conglomerates - 1.12%
3M Co.	54,500	3,964,875
Siemens AG (Germany)	4,125	376,690
Sonae S.A. (SGPS) (Portugal)	77,250	110,753
		4,452,318

Machinery - 1.08%
AGCO Corp.*	208,625	3,757,336
FANUC Ltd. (Japan)	1,000	88,072
Gardner Denver, Inc.*	2,850	150,765
MAN AG (Germany)	5,275	302,829
		4,299,002
Total Industrials		25,445,102

Information Technology - 7.92%
Communications Equipment - 3.98%
Cisco Systems, Inc.*	551,675	10,244,605
Inter-Tel, Inc.	26,275	569,642
Ixia*	27,800	350,280
Juniper Networks, Inc.*	182,875	3,315,524
Packeteer, Inc.*	55,050	712,347
Polycom, Inc.*	13,025	252,424
Research In Motion Ltd. (RIM)* (Canada)	5,825	393,188
		15,838,010

Computers & Peripherals - 0.11%
EMC Corp.*	10,750	144,050
International Business Machines (IBM) Corp.	3,725	302,842
		446,892

Electronic Equipment & Instruments - 0.14%
DTS, Inc.*	13,275	222,223
KEYENCE Corp. (Japan)	300	82,488
Mettler-Toledo International, Inc.* (Switzerland)	3,900	225,771
		530,482

IT Services - 1.15%
Automatic Data Processing, Inc.	850	37,349
The BISYS Group, Inc.*[2]	11,675	169,171
First Data Corp.	93,200	4,203,320
Fiserv, Inc.*	1,600	70,368
MoneyGram International, Inc.	2,925	77,688
		4,557,896

Office Electronics - 0.02%
Canon, Inc. (Japan)	1,200	72,436

Semiconductors & Semiconductor Equipment - 0.29%
ATI Technologies, Inc.* (Canada)	7,150	127,627
Cabot Microelectronics Corp.*	11,375	377,764
Exar Corp.*	16,700	224,949
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	39,533	426,956
		1,157,296

Software - 2.23%
Agile Software Corp.*	36,500	234,695
Amdocs Ltd.* (Guernsey)	19,400	624,680
Borland Software Corp.*	14,050	91,185
Catapult Communications Corp.*	12,625	149,985
Cognos, Inc.* (Canada)	3,050	116,205
Mercury Interactive Corp.*	7,525	261,494
RADWARE Ltd.* (Israel)	18,775	367,051
SAP AG (Germany)	1,575	322,444
SAP AG - ADR (Germany)	3,150	161,816
Symantec Corp.*	211,575	3,888,749
Synopsys, Inc.*	116,875	2,584,106
Take-Two Interactive Software, Inc.*	4,850	76,921
		8,879,331
Total Information Technology		31,482,343

Materials - 2.01%
Chemicals - 1.87%
Air Liquide S.A. (France)	742	152,538
Bayer AG (Germany)	6,775	282,590
Degussa AG (Germany)	2,225	114,866
Lanxess* (Germany)	3,125	98,794
Lonza Group AG (Switzerland)	59,225	3,730,234
Minerals Technologies, Inc.	53,100	2,966,697
Nalco Holding Co.*	5,875	108,394
		7,454,113

Paper & Forest Products - 0.14%
Sappi Ltd. - ADR (South Africa)	38,175	499,329
Sonae Industria S.A. (SGPS)* (Portugal)	5,237	41,361
		540,690
Total Materials		7,994,803

Telecommunication Services - 2.65%
Diversified Telecommunication Services - 0.19%
Deutsche Telekom AG (Germany)	6,325	100,210
Singapore Telecommunications Ltd. (Singapore)	362,000	566,950
TDC A/S - ADR (Denmark)	2,475	78,952
		746,112

Wireless Telecommunication Services - 2.46%
Maxis Communications Berhad (Malaysia)	32,500	74,543
Vodafone Group plc - ADR (United Kingdom)	460,375	9,718,516
		9,793,059
Total Telecommunication Services		10,539,171

Utilities - 3.90%
Electric Utilities - 2.76%
Allegheny Energy, Inc.*	192,100	6,683,159
American Electric Power Co., Inc.	98,025	3,658,293
Drax Group plc* (United Kingdom)	10,525	115,326
E.ON AG (Germany)	3,950	442,008
Westar Energy, Inc.	3,850	79,310
		10,978,096

Multi-Utilities - 1.14%
Aquila, Inc.*	46,175	168,539
Suez S.A. (France)	2,575	95,235
Xcel Energy, Inc.	219,750	4,267,545
		4,531,319
Total Utilities		15,509,415

TOTAL COMMON STOCKS
(Identified Cost $237,910,508)		280,588,453

CORPORATE BONDS - 3.32%
Consumer Discretionary - 1.03%
Automobiles - 0.33%
General Motors Acceptance Corp., 4.50%, 7/15/2006	$370,000	366,357
General Motors Acceptance Corp., 6.125%, 9/15/2006	965,000	954,765
		1,321,122

Leisure Equipment & Products - 0.09%
Eastman Kodak Co., 6.375%, 6/15/2006	365,000	365,771

Media - 0.31%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	500,000	524,337
Comcast Cable Communications, Inc., 6.75%, 1/30/2011	430,000	452,916
The Walt Disney Co., 6.375%, 3/1/2012	215,000	226,951
		1,204,204

Multiline Retail - 0.17%
JC Penney Co., Inc., 8.00%, 3/1/2010	275,000	300,168
Target Corp., 5.875%, 3/1/2012	365,000	380,721
		680,889

Specialty Retail - 0.13%
The Gap, Inc.[3], 9.55%, 12/15/2008	205,000	226,548
Lowe's Companies, Inc., 8.25%, 6/1/2010	265,000	298,079
		524,627
Total Consumer Discretionary		4,096,613

Consumer Staples - 0.09%
Food & Staples Retailing - 0.07%
The Kroger Co., 7.25%, 6/1/2009	140,000	147,692
The Kroger Co., 6.80%, 4/1/2011	145,000	151,987
		299,679

Food Products - 0.02%
General Mills, Inc., 6.00%, 2/15/2012	70,000	72,423
Total Consumer Staples		372,102

Energy - 0.08%
Oil, Gas & Consumable Fuels - 0.08%
Amerada Hess Corp., 6.65%, 8/15/2011	295,000	315,166

Financials - 0.85%
Capital Markets - 0.18%
The Goldman Sachs Group, Inc., 6.875%, 1/15/2011	215,000	230,066
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	215,000	230,363
Merrill Lynch & Co., Inc., 6.00%, 2/17/2009	225,000	231,127
		691,556

Commercial Banks - 0.53%
Bank of America Corp., 7.40%, 1/15/2011	545,000	597,717
PNC Funding Corp., 7.50%, 11/1/2009	280,000	302,908
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	608,500
Wachovia Corp., 5.25%, 8/1/2014	615,000	609,603
		2,118,728

Diversified Financial Services - 0.06%
Citigroup, Inc., 5.00%, 9/15/2014	235,000	229,611

Insurance - 0.08%
American International Group, Inc., 4.25%, 5/15/2013	345,000	324,346
Total Financials		3,364,241

Health Care - 0.11%
Pharmaceuticals - 0.11%
Abbott Laboratories, 3.50%, 2/17/2009	240,000	230,317
Wyeth[3], 5.50%, 3/15/2013	225,000	226,432
Total Health Care		456,749

Industrials - 0.62%
Aerospace & Defense - 0.10%
Boeing Capital Corp., 6.50%, 2/15/2012	215,000	230,248
Honeywell International, Inc., 7.50%, 3/1/2010	140,000	152,975
		383,223

Air Freight & Logistics - 0.06%
FedEx Corp., 3.50%, 4/1/2009	240,000	228,841

Airlines - 0.13%
Southwest Airlines Co., 5.25%, 10/1/2014	525,000	507,829

Industrial Conglomerates - 0.16%
General Electric Capital Corp., 6.75%, 3/15/2032	535,000	621,302

Machinery - 0.05%
John Deere Capital Corp., 7.00%, 3/15/2012	205,000	223,552

Road & Rail - 0.12%
CSX Corp., 6.75%, 3/15/2011	320,000	341,053
Union Pacific Corp., 6.65%, 1/15/2011	145,000	153,670
		494,723
Total Industrials		2,459,470

Information Technology - 0.14%
Communications Equipment - 0.14%
Corning, Inc., 5.90%, 3/15/2014	540,000	541,684

Materials - 0.07%
Metals & Mining - 0.07%
Alcoa, Inc., 7.375%, 8/1/2010	275,000	299,157

Telecommunication Services - 0.08%
Diversified Telecommunication Services - 0.08%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	300,000	300,853

Utilities - 0.25%
Electric Utilities - 0.22%
Allegheny Energy Supply Co. LLC[4], 8.25%, 4/15/2012	220,000	244,200
American Electric Power Co., Inc., 5.375%, 3/15/2010	230,000	230,920
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	135,000	153,334
TXU Energy Co., 7.00%, 3/15/2013	215,000	227,554
		856,008

Independent Power Producers & Energy Traders - 0.03%
NRG Energy, Inc., 8.00%, 12/15/2013	124,000	138,260
Total Utilities		994,268

TOTAL CORPORATE BONDS
(Identified Cost $13,437,875)		13,200,303

U.S. TREASURY SECURITIES - 11.02%
U.S. Treasury Bonds - 7.40%
U.S. Treasury Bond, 7.25%, 8/15/2022	5,000	6,425
U.S. Treasury Bond, 6.00%, 2/15/2026	6,035,000	7,004,136
U.S. Treasury Bond, 5.50%, 8/15/2028	20,310,000	22,443,342

Total U.S. Treasury Bonds
(Identified Cost $27,308,214)		29,453,903

U.S. Treasury Notes - 3.62%
U.S. Treasury Note, 3.125%, 1/31/2007	8,000,000	7,885,312
U.S. Treasury Note, 3.00%, 2/15/2008	6,700,000	6,503,188

Total U.S. Treasury Notes
(Identified Cost $14,741,780)		14,388,500

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $42,049,994)		43,842,403

U.S. GOVERNMENT AGENCIES - 5.10%
Mortgage-Backed Securities - 5.05%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	2,891	2,911
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	510,485	513,867
Fannie Mae, Pool #725686, 6.50%, 7/1/2034	648,870	666,476
Fannie Mae, TBA[5], 4.50%, 2/15/2021	1,240,000	1,203,187
Fannie Mae, TBA[5], 5.00%, 4/15/2021	1,056,000	1,040,490
Fannie Mae, TBA[5], 5.00%, 2/15/2036	2,214,000	2,138,587
Fannie Mae, TBA[5], 5.50%, 4/15/2036	3,523,000	3,477,863
Fannie Mae, TBA[5], 6.00%, 4/15/2036	1,502,000	1,512,796
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	512,995	515,887
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	364,323	373,208
Federal Home Loan Mortgage Corp., TBA[5], 4.50%, 2/15/2021	1,285,000	1,246,049
Federal Home Loan Mortgage Corp., TBA[5], 5.00%, 4/15/2021	884,000	871,016
Federal Home Loan Mortgage Corp., TBA[5], 6.00%, 2/15/2036	732,000	739,320
Federal Home Loan Mortgage Corp., TBA[5], 5.50%, 3/15/2036	1,991,000	1,967,980
Federal Home Loan Mortgage Corp., TBA[5], 5.00%, 4/15/2036	1,584,000	1,526,580
GNMA, Pool #631703, 6.50%, 9/15/2034	282,622	295,443
GNMA, TBA[5], 5.50%, 2/15/2036	895,000	898,636
GNMA, TBA[5], 5.00%, 3/15/2036	475,000	466,984
GNMA, TBA[5], 6.00%, 4/15/2036	597,000	610,433

Total Mortgage-Backed Securities
(Identified Cost $20,073,212)		20,067,713

Other Agencies - 0.05%
Fannie Mae, 4.25%, 7/15/2007	190,000	188,481
Fannie Mae, 5.75%, 2/15/2008	5,000	5,094

Total Other Agencies
(Identified Cost $198,812)		193,575

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $20,272,024)		20,261,288

SHORT-TERM INVESTMENTS - 14.45%
Dreyfus Treasury Cash Management - Institutional Shares	4,689,686	4,689,686
Fannie Mae Discount Note, 3/3/2006	$20,000,000	19,929,833
Federal Home Loan Bank Discount Note, 3/3/2006	6,000,000	5,978,750
Freddie Mac Discount Note, 3/3/2006	7,000,000	6,975,442
U.S. Treasury Bill, 3/23/2006	20,000,000	19,887,566

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $57,466,489)		57,461,277

TOTAL INVESTMENTS - 104.44%
(Identified Cost $371,136,890)		415,353,724

LIABILITIES, LESS OTHER ASSETS - (4.44%)		(17,639,957)

NET ASSETS - 100%		$397,713,767

*Non-income producing security
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
3The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of January 31, 2006.
4Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Directors. The security amounts to $244,200, or 0.06%, of the Series' net assets as of January 31, 2006.
5Security purchased on a forward commitment or when-issued basis. TBA - to be announced.
ADR - American Depository Receipt

Federal Tax Information:

On January 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$371,198,283

Unrealized appreciation	$48,745,256
Unrealized depreciation	(4,589,815)

Net unrealized appreciation	$44,155,441

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2006 (unaudited)

	Shares/
Pro-Blend® Maximum Term Series	Principal Amount	Value

COMMON STOCKS - 85.82%

Consumer Discretionary - 15.61%
Auto Components - 0.11%
Autoliv, Inc. (Sweden)	2,375	$116,351
Azure Dynamics Corp.* (Canada)	56,675	60,716
Tenneco, Inc.*	2,175	47,741
		224,808

Automobiles - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany)	1,175	53,164

Diversified Consumer Services - 1.11%
Career Education Corp.*	69,200	2,248,308
Corinthian Colleges, Inc.*	6,450	81,786
		2,330,094

Hotels, Restaurants & Leisure - 2.34%
Carnival Corp.	45,275	2,343,434
Club Mediterranee S.A.* (France)	4,500	226,955
International Game Technology	65,000	2,325,700
		4,896,089

Household Durables - 0.16%
Interface, Inc. - Class A*	13,975	131,365
Sony Corp. - ADR (Japan)	4,075	199,267
		330,632

Internet & Catalog Retail - 0.12%
Audible, Inc.*	22,425	245,778

Leisure Equipment & Products - 1.16%
K2, Inc.*	1,475	17,552
Marvel Entertainment, Inc.*	140,300	2,335,995
Sega Sammy Holdings, Inc. (Japan)	2,400	86,145
		2,439,692

Media - 7.80%
Acme Communications, Inc.*	12,250	44,712
Cablevision Systems Corp. - Class A*	92,700	2,280,420
Comcast Corp. - Class A*	74,775	2,080,241
DreamWorks Animation SKG, Inc. - Class A*	1,875	50,250
The E.W. Scripps Co. - Class A	41,750	2,018,195
Gannett Co., Inc.	33,625	2,078,025
GCap Media plc (United Kingdom)	19,700	89,533
Impresa S.A. (SGPS)* (Portugal)	9,075	55,351
News Corp. - Class A	5,400	85,104
Pearson plc (United Kingdom)	188,750	2,444,235
Reed Elsevier plc - ADR (United Kingdom)	3,550	135,255
Scholastic Corp.*	2,375	71,369
Time Warner, Inc.	269,775	4,729,156
VNU N.V. (Netherlands)	2,997	100,392
Wolters Kluwer N.V. (Netherlands)	4,150	91,869
		16,354,107

Multiline Retail - 0.02%
Don Quijote Co. Ltd. (Japan)	600	49,928

Specialty Retail - 2.72%
Build-A-Bear Workshop, Inc.*	2,575	83,301
Douglas Holding AG (Germany)	5,075	225,494
Kingfisher plc (United Kingdom)	46,225	195,283
KOMERI Co. Ltd. (Japan)	2,500	100,392
Office Depot, Inc.*	68,750	2,279,062
Pier 1 Imports, Inc.	4,800	51,936
RadioShack Corp.	7,400	164,280
The Sherwin-Williams Co.	49,225	2,604,003
		5,703,751

Textiles, Apparel & Luxury Goods - 0.05%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,175	106,001
Total Consumer Discretionary		32,734,044

Consumer Staples - 9.87%
Beverages - 1.69%
The Coca-Cola Co.	82,300	3,405,574
Diageo plc (United Kingdom)	2,275	33,851
Kirin Brewery Co. Ltd. (Japan)	6,000	74,891
Scottish & Newcastle plc (United Kingdom)	4,075	36,243
		3,550,559

Food & Staples Retailing - 2.23%
Carrefour S.A. (France)	55,925	2,640,478
FamilyMart Co. Ltd. (Japan)	2,000	67,013
Metro AG (Germany)	1,275	64,846
Pathmark Stores, Inc.*	6,775	73,576
Tesco plc (United Kingdom)	6,600	37,333
Wal-Mart Stores, Inc.	38,975	1,797,137
		4,680,383

Food Products - 4.33%
Cadbury Schweppes plc (United Kingdom)	14,250	139,920
CJ Corp. (South Korea)	375	48,610
Groupe Danone (France)	975	106,260
The Hain Celestial Group, Inc.*	5,600	130,536
Lancaster Colony Corp.	375	15,551
Nestle S.A. (Switzerland)	11,600	3,403,490
Suedzucker AG (Germany)	2,600	63,085
Unilever plc - ADR (United Kingdom)	122,582	5,169,283
		9,076,735

Household Products - 0.11%
Kao Corp. (Japan)	2,000	57,635
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)	6,925	125,625
Reckitt Benckiser plc (United Kingdom)	1,175	38,583
		221,843

Personal Products - 1.51%
Clarins S.A. (France)	4,770	279,634
The Estee Lauder Companies, Inc. - Class A	78,900	2,877,483
		3,157,117
Total Consumer Staples		20,686,637

Energy - 7.95%
Energy Equipment & Services - 5.75%
Abbot Group plc (United Kingdom)	42,550	215,709
Baker Hughes, Inc.	18,850	1,459,744
Compagnie Generale de Geophysique S.A. (CGG)* (France)	2,600	338,011
Cooper Cameron Corp.*	39,450	1,908,985
Helmerich & Payne, Inc.	2,350	184,146
National-Oilwell Varco, Inc.*	33,511	2,549,182
Pride International, Inc.*	8,625	304,549
Schlumberger Ltd.	27,600	3,517,620
Scomi Group Berhad (Malaysia)	198,000	63,368
Weatherford International Ltd.*	33,850	1,515,803
		12,057,117

Oil, Gas & Consumable Fuels - 2.20%
Amerada Hess Corp.	25,125	3,889,350
BP plc (United Kingdom)	3,450	41,485
Eni S.p.A. (Italy)	7,075	213,870
Forest Oil Corp.*	1,700	87,550
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	2,625	226,275
Royal Dutch Shell plc - Class B (United Kingdom)	1,264	45,328
Total S.A. (France)	400	110,419
		4,614,277
Total Energy		16,671,394

Financials - 9.37%
Capital Markets - 3.57%
The Bank of New York Co., Inc.	117,625	3,741,651
The Charles Schwab Corp.	3,425	50,656
Daiwa Securities Group, Inc. (Japan)	7,000	82,181
Deutsche Bank AG (Germany)	2,125	228,107
Franklin Resources, Inc.	475	46,787
Janus Capital Group, Inc.	3,775	78,860
Mellon Financial Corp.[1]	650	22,926
Merrill Lynch & Co., Inc.	1,025	76,947
Morgan Stanley	350	21,508
Nomura Holdings, Inc. (Japan)	2,300	44,906
Piper Jaffray Companies, Inc.*	625	28,019
SEI Investments Co.	72,900	3,007,125
T. Rowe Price Group, Inc.	600	45,858
		7,475,531

Commercial Banks - 5.13%
Banco BPI S.A. (Portugal)	10,125	50,806
Bank of America Corp.	1,675	74,085
Barclays plc (United Kingdom)	12,450	133,097
BNP Paribas S.A. (France)	650	57,967
The Chugoku Bank Ltd. (Japan)	5,000	74,260
Commerzbank AG (Germany)	5,825	197,953
Fifth Third Bancorp	550	20,663
The Hachijuni Bank Ltd. (Japan)	9,000	70,441
Hana Financial Group, Inc. (South Korea)	800	39,241
KeyCorp.	1,125	39,814
M&T Bank Corp.	350	37,905
Marshall & Ilsley Corp.	1,275	53,474
Mitsubishi UFJ Financial Group, Inc. (Japan)	6	86,452
National City Corp.	600	20,508
North Fork Bancorporation, Inc.	1,975	50,797
PNC Financial Services Group, Inc.	41,725	2,706,284
PT Bank Mandiri (Indonesia)	220,000	41,838
Royal Bank of Scotland Group plc (United Kingdom)	3,925	121,482
Societe Generale (France)	300	39,621
The Sumitomo Trust and Banking Co. Ltd. (Japan)	9,000	99,062
TCF Financial Corp.	1,475	36,860
U.S. Bancorp	87,625	2,620,864
UniCredito Italiano S.p.A. (Italy)	17,750	126,701
Wachovia Corp.	70,475	3,864,144
Wells Fargo & Co.	300	18,708
Zions Bancorporation	775	61,279
		10,744,306

Consumer Finance - 0.03%
Capital One Financial Corp.	475	39,568
Takefuji Corp. (Japan)	450	27,087
		66,655

Diversified Financial Services - 0.14%
Citigroup, Inc.	2,025	94,324
ING Groep N.V. (Netherlands)	2,575	91,887
JPMorgan Chase & Co.	1,625	64,594
Moody's Corp.	425	26,911
Principal Financial Group, Inc.	450	21,222
		298,938

Insurance - 0.43%
Allianz AG (Germany)	1,750	281,663
Ambac Financial Group, Inc.	275	21,123
American International Group, Inc.	1,600	104,736
Assicurazioni Generali S.p.A. (Italy)	3,100	107,156
Axa (France)	3,575	121,186
Marsh & McLennan Companies, Inc.	700	21,273
MBIA, Inc.	650	40,014
Muenchener Rueckver AG (Germany)	1,100	149,420
Torchmark Corp.	350	19,635
Willis Group Holdings Ltd. (United Kingdom)	1,075	37,313
		903,519

Real Estate - 0.01%
Friedman, Billings, Ramsey Group, Inc. - Class A	1,725	19,975

Thrifts & Mortgage Finance - 0.06%
BankAtlantic Bancorp, Inc. - Class A	4,450	62,300
Flagstar Bancorp, Inc.	3,025	45,920
New York Community Bancorp, Inc.	1,025	17,487
		125,707
Total Financials		19,634,631

Health Care - 12.05%
Biotechnology - 1.50%
Affymetrix, Inc.*	57,850	2,208,713
Caliper Life Sciences, Inc.*	28,025	164,226
Charles River Laboratories International, Inc.*	6,625	305,611
Millennium Pharmaceuticals, Inc.*	33,000	341,220
Solexa, Inc.*	8,050	70,116
Xenogen Corp.*	18,375	53,196
		3,143,082

Health Care Equipment & Supplies - 3.50%
Align Technology, Inc.*	13,600	111,248
Biomet, Inc.	5,900	223,079
Boston Scientific Corp.*	64,700	1,414,989
DENTSPLY International, Inc.	31,125	1,671,412
Edwards Lifesciences Corp.*	3,725	159,952
IntraLase Corp.*	14,075	279,389
Orthovita, Inc.*	21,450	98,456
PerkinElmer, Inc.	113,475	2,580,422
Thermo Electron Corp.*	4,850	163,154
Wright Medical Group, Inc.*	22,100	493,272
Zoll Medical Corp.*	5,225	143,165
		7,338,538

Health Care Providers & Services - 4.02%
American Healthways, Inc.*	1,550	69,254
AMERIGROUP Corp.*	9,950	222,084
AmerisourceBergen Corp.	2,050	89,462
AMICAS, Inc.*	80,725	418,155
AMN Healthcare Services, Inc.*	14,900	300,533
Cardinal Health, Inc.	1,150	82,846
Cross Country Healthcare, Inc.*	11,950	236,132
Eclipsys Corp.*	3,900	86,034
Emdeon Corp.*	597,875	5,584,153
HCA, Inc.	1,625	79,755
LifePoint Hospitals, Inc.*	5,075	156,564
McKesson Corp.	1,550	82,150
Medical Staffing Network Holdings, Inc.*	4,525	24,390
Omnicell, Inc.*	19,125	221,468
Patterson Companies, Inc.*	5,100	176,103
Tenet Healthcare Corp.*	20,600	149,762
Triad Hospitals, Inc.*	4,625	189,903
WebMD Health Corp. - Class A*	6,500	259,610
		8,428,358

Pharmaceuticals - 3.03%
AstraZeneca plc (United Kingdom)	675	32,683
GlaxoSmithKline plc (United Kingdom)	1,725	44,124
Novartis AG - ADR (Switzerland)	92,750	5,116,090
Sanofi-Aventis (France)	562	51,519
Sanofi-Aventis - ADR (France)	3,250	149,500
Schering AG (Germany)	8,200	560,316
Shire plc (United Kingdom)	3,500	56,188
Takeda Pharmaceutical Co. Ltd. (Japan)	800	45,289
Valeant Pharmaceuticals International	16,750	300,830
		6,356,539
Total Health Care		25,266,517

Industrials - 8.82%
Aerospace & Defense - 1.28%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	66,125	2,687,981

Air Freight & Logistics - 1.17%
Deutsche Post AG (Germany)	2,225	62,718
TNT N.V. (Netherlands)	6,000	196,975
United Parcel Service, Inc. - Class B	29,225	2,189,245
		2,448,938

Airlines - 1.80%
AirTran Holdings, Inc.*	7,650	129,591
AMR Corp.*	2,900	65,830
Continental Airlines, Inc. - Class B*	2,500	52,275
Deutsche Lufthansa AG (Germany)	5,200	82,386
JetBlue Airways Corp.*	82,725	1,078,734
Southwest Airlines Co.	143,900	2,368,594
		3,777,410

Commercial Services & Supplies - 1.22%
ChoicePoint, Inc.*	950	39,064
The Dun & Bradstreet Corp.*	32,950	2,381,626
Herman Miller, Inc.	1,375	41,662
Quebecor World, Inc. (Canada)	7,725	94,863
		2,557,215

Construction & Engineering - 0.05%
Hochtief AG (Germany)	1,200	63,423
Infrasource Services, Inc.*	2,925	46,888
		110,311

Electrical Equipment - 1.05%
ABB (Asea Brown Boveri) Ltd. - ADR* (Switzerland)	12,075	131,859
Gamesa Corporacion Tecnologica S.A. (Spain)	121,750	1,982,200
Global Power Equipment Group, Inc.*	7,875	37,327
Plug Power, Inc.*	8,200	48,790
		2,200,176

Industrial Conglomerates - 1.24%
3M Co.	32,150	2,338,912
Siemens AG (Germany)	2,200	200,902
Sonae S.A. (SGPS) (Portugal)	33,275	47,706
		2,587,520

Machinery - 1.01%
AGCO Corp.*	104,150	1,875,742
FANUC Ltd. (Japan)	500	44,036
Gardner Denver, Inc.*	1,350	71,415
MAN AG (Germany)	2,350	134,910
		2,126,103
Total Industrials		18,495,654

Information Technology - 11.44%
Communications Equipment - 5.20%
Cisco Systems, Inc.*	307,725	5,714,453
Inter-Tel, Inc.	12,700	275,336
Ixia*	18,925	238,455
Juniper Networks, Inc.*	202,475	3,670,872
Packeteer, Inc.*	35,925	464,869
Polycom, Inc.*	13,125	254,363
Research In Motion Ltd. (RIM)* (Canada)	4,125	278,438
		10,896,786

Computers & Peripherals - 1.19%
EMC Corp.*	11,975	160,465
International Business Machines (IBM) Corp.	28,725	2,335,342
		2,495,807

Electronic Equipment & Instruments - 0.18%
DTS, Inc.*	13,075	218,875
KEYENCE Corp. (Japan)	200	54,992
Mettler-Toledo International, Inc.* (Switzerland)	1,575	91,177
		365,044

IT Services - 1.39%
Automatic Data Processing, Inc.	475	20,872
The BISYS Group, Inc.*[2]	5,950	86,216
First Data Corp.	60,150	2,712,765
Fiserv, Inc.*	875	38,483
MoneyGram International, Inc.	2,275	60,424
		2,918,760

Office Electronics - 0.02%
Canon, Inc. (Japan)	600	36,218

Semiconductors & Semiconductor Equipment - 0.45%
ATI Technologies, Inc.* (Canada)	6,025	107,546
Cabot Microelectronics Corp.*	8,575	284,776
Exar Corp.*	15,375	207,101
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	32,168	347,414
		946,837

Software - 3.01%
Agile Software Corp.*	27,750	178,433
Amdocs Ltd.* (Guernsey)	16,675	536,935
Borland Software Corp.*	6,625	42,996
Cognos, Inc.* (Canada)	1,550	59,055
Mercury Interactive Corp.*	5,525	191,994
RADWARE Ltd.* (Israel)	12,200	238,510
SAP AG (Germany)	850	174,017
SAP AG - ADR (Germany)	2,325	119,435
Symantec Corp.*	168,925	3,104,842
Synopsys, Inc.*	73,900	1,633,929
Take-Two Interactive Software, Inc.*	2,200	34,892
		6,315,038
Total Information Technology		23,974,490

Materials - 3.42%
Chemicals - 3.28%
Air Liquide S.A. (France)	330	67,840
Bayer AG (Germany)	3,900	162,672
Degussa AG (Germany)	1,375	70,984
Lanxess* (Germany)	1,497	47,326
Lonza Group AG (Switzerland)	43,625	2,747,682
Minerals Technologies, Inc.	31,575	1,764,095
Nalco Holding Co.*	108,875	2,008,744
		6,869,343

Paper & Forest Products - 0.14%
Sappi Ltd. - ADR (South Africa)	21,750	284,490
Sonae Industria S.A. (SGPS)* (Portugal)	2,256	17,816
		302,306
Total Materials		7,171,649

Telecommunication Services - 2.97%
Diversified Telecommunication Services - 0.26%
Deutsche Telekom AG (Germany)	3,175	50,303
Singapore Telecommunications Ltd. (Singapore)	252,875	396,043
TDC A/S - ADR (Denmark)	1,525	48,647
Telenor ASA - ADR (Norway)	1,300	39,417
		534,410

Wireless Telecommunication Services - 2.71%
Maxis Communications Berhad (Malaysia)	14,000	32,111
Vodafone Group plc - ADR (United Kingdom)	268,000	5,657,480
		5,689,591
Total Telecommunication Services		6,224,001

Utilities - 4.32%
Electric Utilities - 3.06%
Allegheny Energy, Inc.*	113,075	3,933,879
American Electric Power Co., Inc.	57,700	2,153,364
Drax Group plc* (United Kingdom)	5,375	58,896
E.ON AG (Germany)	2,075	232,194
Westar Energy, Inc.	1,825	37,595
		6,415,928

Multi-Utilities - 1.26%
Aquila, Inc.*	22,325	81,486
Suez S.A. (France)	1,125	41,607
Xcel Energy, Inc.	129,550	2,515,861
		2,638,954
Total Utilities		9,054,882

TOTAL COMMON STOCKS
(Identified Cost $158,316,540)		179,913,899

U.S. TREASURY BONDS - 5.21%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $9,972,144)	$9,885,000	10,923,311

SHORT-TERM INVESTMENTS - 11.66%
Dreyfus Treasury Cash Management - Institutional Shares	8,507,190	8,507,190
Fannie Mae Discount Note, 3/3/2006	$11,000,000	10,961,408
Federal Home Loan Bank Discount Note, 3/3/2006	3,000,000	2,989,375
U.S. Treasury Bill, 3/23/2006	2,000,000	1,988,757

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $24,446,529)		24,446,730

TOTAL INVESTMENTS - 102.69%
(Identified Cost $192,735,213)		215,283,940

LIABILITIES, LESS OTHER ASSETS - (2.69%)		(5,644,745)

NET ASSETS - 100%		$209,639,195

*Non-income producing security
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
ADR - American Depository Receipt

Federal Tax Information:

On January 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$192,969,082

Unrealized appreciation	$25,805,653
Unrealized depreciation	(3,490,795)

Net unrealized appreciation	$22,314,858

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal quarter, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter Fund, Inc.

/s/ B. Reuben Auspitz

B. Reuben Auspitz
President & Principal Executive Officer of Exeter Fund, Inc.
March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Ausptiz

B. Reuben Auspitz
President & Principal Executive Officer of Exeter Fund, Inc.
March 24, 2006

/s/ Christine Glavin

Christine Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc.
March 24, 2006